UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2016

Semiannual Report

Deutsche Investments VIT Funds

Deutsche Small Cap Index VIP

Contents

3 Performance Summary

3 Portfolio Summary

4 Portfolio Manager

5 Investment Portfolio

41 Statement of Assets and Liabilities

42 Statement of Operations

42 Statement of Changes in Net Assets

44 Financial Highlights

45 Notes to Financial Statements

50 Information About Your Fund's Expenses

51 Proxy Voting

52 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2016 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 0.54% and 0.79% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment
■ Deutsche Small Cap Index VIP — Class A ■ Russell 2000® Index

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2016)
Deutsche Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,206	$9,305	$12,206	$14,813	$17,716
	Average annual total return	2.06%	–6.95%	6.87%	8.18%	5.89%
Russell 2000 Index	Growth of $10,000	$10,222	$9,327	$12,280	$14,935	$18,243
	Average annual total return	2.22%	–6.73%	7.09%	8.35%	6.20%
Deutsche Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,199	$9,281	$12,119	$14,632	$17,280
	Average annual total return	1.99%	–7.19%	6.62%	7.91%	5.62%
Russell 2000 Index	Growth of $10,000	$10,222	$9,327	$12,280	$14,935	$18,243
	Average annual total return	2.22%	–6.73%	7.09%	8.35%	6.20%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/16	12/31/15

Common Stocks	99%	97%
Cash Equivalents	1%	3%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Warrants)	6/30/16	12/31/15

Financials	26%	26%
Information Technology	17%	18%
Industrials	14%	12%
Health Care	14%	17%
Consumer Discretionary	13%	13%
Materials	5%	4%
Utilities	4%	4%
Consumer Staples	3%	3%
Energy	3%	2%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.3% of Net Assets)
1. IDACORP, Inc. Provider of electricity	0.3%
2. Olin Corp. Manufactures chlorine and caustic soda	0.3%
3. Portland General Electric Co. An electric utility involved in the generation, purchase, transmission, distribution and sale of electricity	0.3%
4. Gramercy Property Trust Provides real estate investment services	0.2%
5. Southwest Gas Corp. Purchases, transports and distributes natural gas to residential, commercial and industrial customers	0.2%
6. Curtiss-Wright Corp. Producer of precision component for aerospace, industrial and marine companies	0.2%
7. Microsemi Corp. Manufacturer of semiconductors	0.2%
8. Healthcare Realty Trust, Inc. Developer of real estate	0.2%
9. Medical Properties Trust, Inc Self-advised real estate investment trust	0.2%
10. WGL Holdings, Inc. Sells and delivers natural gas and other energy-related products and services	0.2%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

Investment Portfolio June 30, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 98.5%
Consumer Discretionary 13.3%
Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	14,517	210,206
Cooper Tire & Rubber Co.	10,475	312,364
Cooper-Standard Holding, Inc.*	2,800	221,172
Dana Holding Corp.	28,391	299,809
Dorman Products, Inc.* (a)	5,011	286,629
Drew Industries, Inc.	4,487	380,677
Federal-Mogul Holdings Corp.*	5,444	45,240
Fox Factory Holding Corp.*	4,223	73,354
Gentherm, Inc.*	6,897	236,222
Horizon Global Corp.*	3,657	41,507
Metaldyne Performance Group, Inc.	2,829	38,899
Modine Manufacturing Co.*	9,224	81,171
Motorcar Parts of America, Inc.* (a)	3,426	93,119
Spartan Motors, Inc.	6,267	39,231
Standard Motor Products, Inc.	4,059	161,467
Stoneridge, Inc.*	5,271	78,749
Strattec Security Corp.	682	27,805
Superior Industries International, Inc.	4,734	126,777
Tenneco, Inc.*	10,700	498,727
Tower International, Inc.	3,896	80,180
Unique Fabricating, Inc.	1,234	16,523
Workhorse Group, Inc.* (a)	2,167	14,844
		3,364,672
Automobiles 0.0%
Winnebago Industries, Inc. (a)	5,130	117,580
Distributors 0.1%
Core-Mark Holding Co., Inc.	8,694	407,401
Weyco Group, Inc.	1,254	34,836
		442,237
Diversified Consumer Services 1.0%
American Public Education, Inc.*	2,869	80,619
Apollo Education Group, Inc.*	16,202	147,762
Ascent Capital Group, Inc. "A"*	1,939	29,841
Bridgepoint Education, Inc.*	3,215	23,277
Bright Horizons Family Solutions, Inc.* (a)	8,350	553,688
Cambium Learning Group, Inc.*	2,305	10,396
Capella Education Co.	2,166	114,018
Career Education Corp.*	12,609	75,024
Carriage Services, Inc. (a)	2,890	68,435
Chegg, Inc.* (a)	15,391	76,955
Collectors Universe, Inc.	1,342	26,504
DeVry Education Group, Inc. (a)	11,689	208,532
Grand Canyon Education, Inc.*	8,539	340,877
Houghton Mifflin Harcourt Co.*	23,555	368,165
K12, Inc.*	6,240	77,938
Liberty Tax, Inc.	1,055	14,053
LifeLock, Inc.*	16,050	253,750
Regis Corp.*	7,073	88,059
Sotheby's (a)	9,928	272,027
Strayer Education, Inc.*	1,981	97,326
Weight Watchers International, Inc.* (a)	5,062	58,871
		2,986,117
	Shares	Value ($)

Hotels, Restaurants & Leisure 3.2%
Belmond Ltd. "A"*	15,872	157,133
Biglari Holdings, Inc.*	196	79,055
BJ's Restaurants, Inc.*	4,430	194,167
Bloomin' Brands, Inc.	21,640	386,707
Bob Evans Farms, Inc.	3,763	142,806
Bojangles', Inc.*	1,870	31,696
Boyd Gaming Corp.*	15,633	287,647
Buffalo Wild Wings, Inc.*	3,587	498,414
Caesars Acquisition Co. "A"*	9,023	101,238
Caesars Entertainment Corp.* (a)	10,770	82,821
Carrols Restaurant Group, Inc.*	6,649	79,123
Century Casinos, Inc.*	4,055	25,263
Churchill Downs, Inc.	2,558	323,229
Chuy's Holdings, Inc.*	3,033	104,972
ClubCorp Holdings, Inc.	12,207	158,691
Cracker Barrel Old Country Store, Inc. (a)	3,641	624,322
Dave & Buster's Entertainment, Inc.*	7,185	336,186
Del Frisco's Restaurant Group, Inc.*	4,618	66,130
Del Taco Restaurants, Inc.*	4,391	39,958
Denny's Corp.* (a)	14,533	155,939
Diamond Resorts International, Inc.* (a)	7,043	211,008
DineEquity, Inc.	3,321	281,554
El Pollo Loco Holdings, Inc.*	3,848	50,024
Eldorado Resorts, Inc.*	5,428	82,478
Empire Resorts, Inc.*	587	9,275
Fiesta Restaurant Group, Inc.*	4,939	107,720
Fogo De Chao, Inc.*	867	11,323
Golden Entertainment, Inc.	1,959	22,901
International Speedway Corp. "A"	4,947	165,477
Interval Leisure Group, Inc.	21,465	341,293
Intrawest Resorts Holdings, Inc.*	2,829	36,720
Isle of Capri Casinos, Inc.*	4,746	86,947
J. Alexander's Holdings, Inc.*	2,340	23,236
Jack in the Box, Inc.	6,189	531,759
Jamba, Inc.* (a)	2,526	25,993
Kona Grill, Inc.*	1,504	16,123
Krispy Kreme Doughnuts, Inc.*	10,990	230,350
La Quinta Holdings, Inc.*	15,832	180,485
Lindblad Expeditions Holdings, Inc.*	2,797	26,935
Luby's, Inc.*	3,683	18,489
Marcus Corp.	3,441	72,605
Marriott Vacations Worldwide Corp.	4,248	290,946
Monarch Casino & Resort, Inc.*	2,125	46,686
Nathan's Famous, Inc.*	579	25,765
Noodles & Co.*	2,106	20,597
Papa John's International, Inc. (a)	5,115	347,820
Penn National Gaming, Inc.*	14,146	197,337
Pinnacle Entertainment, Inc.*	11,215	124,262
Planet Fitness, Inc. "A"*	2,982	56,300
Popeyes Louisiana Kitchen, Inc.*	4,109	224,516
Potbelly Corp.* (a)	4,513	56,593
Red Lion Hotels Corp.*	2,685	19,493
Red Robin Gourmet Burgers, Inc.* (a)	2,600	123,318
Red Rock Resorts, Inc. "A"*	5,702	125,330
Ruby Tuesday, Inc.*	11,518	41,580
Ruth's Hospitality Group, Inc.	5,945	94,823
	Shares	Value ($)

Scientific Games Corp. "A"*	9,958	91,514
SeaWorld Entertainment, Inc. (a)	12,519	179,397
Shake Shack, Inc. "A"* (a)	2,978	108,489
Sonic Corp.	8,901	240,772
Speedway Motorsports, Inc.	2,192	38,908
Texas Roadhouse, Inc. (a)	12,559	572,690
The Cheesecake Factory, Inc.	8,620	414,967
The Habit Restaurants, Inc. "A"*	2,560	41,933
Wingstop, Inc.*	2,989	81,450
Zoe's Kitchen, Inc.* (a)	3,671	133,147
		10,106,825
Household Durables 1.3%
Bassett Furniture Industries, Inc.	1,910	45,725
Beazer Homes U.S.A., Inc.*	5,966	46,237
Cavco Industries, Inc.*	1,603	150,201
Century Communities, Inc.*	2,708	46,957
CSS Industries, Inc.	1,699	45,550
Ethan Allen Interiors, Inc. (a)	4,661	153,999
Flexsteel Industries, Inc.	1,230	48,733
GoPro, Inc. "A"* (a)	19,150	207,011
Green Brick Partners, Inc.*	4,496	32,686
Helen of Troy Ltd.*	5,308	545,875
Hooker Furniture Corp.	2,186	46,977
Hovnanian Enterprises, Inc. "A"*	22,782	38,274
Installed Building Products, Inc.*	3,814	138,410
iRobot Corp.* (a)	5,090	178,557
KB HOME (a)	15,808	240,440
La-Z-Boy, Inc.	9,303	258,809
LGI Homes, Inc.* (a)	2,929	93,552
Libbey, Inc.	4,266	67,787
Lifetime Brands, Inc.	2,058	30,026
M.D.C. Holdings, Inc.	7,608	185,179
M/I Homes, Inc.*	4,467	84,114
Meritage Homes Corp.*	7,245	271,977
NACCO Industries, Inc. "A"	709	39,704
New Home Co., Inc.*	2,265	21,608
Taylor Morrison Home Corp. "A"*	5,811	86,235
TopBuild Corp.*	7,297	264,151
TRI Pointe Group, Inc.* (a)	28,218	333,537
UCP, Inc. "A"*	1,541	12,359
Universal Electronics, Inc.*	2,657	192,048
WCI Communities, Inc.*	4,103	69,341
William Lyon Homes "A"*	4,529	73,007
ZAGG, Inc.*	5,246	27,542
		4,076,608
Internet & Catalog Retail 0.6%
1-800 FLOWERS.COM, Inc. "A"*	5,129	46,264
Blue Nile, Inc.	2,103	57,580
Duluth Holdings, Inc. "B"* (a)	1,818	44,468
Etsy, Inc.*	19,909	190,927
FTD Companies, Inc.* (a)	3,394	84,714
Gaiam, Inc. "A"*	2,560	19,814
HSN, Inc.	5,934	290,351
Lands' End, Inc.* (a)	2,693	44,219
Liberty TripAdvisor Holdings, Inc. "A"*	13,621	298,027
NutriSystem, Inc.	5,521	140,013
Overstock.com, Inc.*	2,597	41,838
PetMed Express, Inc. (a)	3,578	67,123
Shutterfly, Inc.* (a)	6,557	305,622
Wayfair, Inc. "A"* (a)	5,975	233,025
		1,863,985
	Shares	Value ($)

Leisure Products 0.3%
Arctic Cat, Inc. (a)	2,372	40,324
Callaway Golf Co.	17,873	182,483
Escalade, Inc.	1,919	19,651
JAKKS Pacific, Inc.* (a)	2,688	21,262
Johnson Outdoors, Inc. "A"	976	25,083
Malibu Boats, Inc. "A"*	3,636	43,923
Marine Products Corp.	2,196	18,578
MCBC Holdings, Inc.	1,200	13,260
Nautilus, Inc.*	5,770	102,937
Performance Sports Group Ltd.*	6,311	18,933
Smith & Wesson Holding Corp.*	10,380	282,128
Sturm, Ruger & Co., Inc. (a)	3,565	228,196
		996,758
Media 1.8%
AMC Entertainment Holdings, Inc. "A"	4,063	112,179
Carmike Cinemas, Inc.*	4,525	136,293
Central European Media Enterprises Ltd. "A"* (a)	13,726	28,962
Daily Journal Corp.*	200	47,398
DreamWorks Animation SKG, Inc. "A"* (a)	14,688	600,299
Entercom Communications Corp. "A"	4,736	64,268
Entravision Communications Corp. "A"	12,382	83,207
Eros International PLC*	5,608	91,242
Gannett Co., Inc.	22,293	307,866
Global Eagle Entertainment, Inc.*	9,108	60,477
Gray Television, Inc.*	11,974	129,918
Hemisphere Media Group, Inc.*	1,151	13,582
IMAX Corp.* (a)	11,182	329,645
Liberty Braves Group "A"*	1,744	26,230
Liberty Braves Group "C"*	5,972	87,549
Liberty Media Group "A"*	4,348	83,221
Liberty Media Group "C"*	8,759	166,158
Loral Space & Communications, Inc.*	2,406	84,860
MDC Partners, Inc. "A" (a)	9,720	177,779
Media General, Inc.*	20,772	357,071
Meredith Corp. (a)	7,122	369,703
MSG Networks, Inc. "A"*	11,315	173,572
National CineMedia, Inc.	11,489	177,850
New Media Investment Group, Inc.	7,386	133,465
New York Times Co. "A"	23,741	287,266
Nexstar Broadcasting Group, Inc. "A" (a)	5,659	269,255
Radio One, Inc. "D"*	4,708	15,019
Reading International, Inc. "A"*	3,089	38,582
Saga Communications, Inc. "A"	704	27,836
Salem Media Group, Inc.	2,108	15,220
Scholastic Corp.	5,144	203,754
Sinclair Broadcast Group, Inc. "A" (a)	12,545	374,594
The E.W. Scripps Co. "A"*	11,310	179,150
Time, Inc.	19,511	321,151
Townsquare Media, Inc. "A"*	1,342	10,588
tronc, Inc.	5,120	70,656
World Wrestling Entertainment, Inc. "A" (a)	6,872	126,513
		5,782,378
	Shares	Value ($)

Multiline Retail 0.3%
Big Lots, Inc. (a)	9,451	473,590
Fred's, Inc. "A" (a)	6,876	110,772
Ollie's Bargain Outlet Holdings, Inc.*	3,822	95,130
Sears Holdings Corp.* (a)	2,132	29,016
Tuesday Morning Corp.*	8,896	62,450
		770,958
Specialty Retail 2.6%
Aaron's, Inc.	12,458	272,706
Abercrombie & Fitch Co. "A" (a)	12,866	229,143
America's Car-Mart, Inc.*	1,543	43,574
American Eagle Outfitters, Inc. (a)	31,578	503,037
Asbury Automotive Group, Inc.*	3,789	199,832
Ascena Retail Group, Inc.* (a)	32,797	229,251
Barnes & Noble Education, Inc.*	7,595	77,089
Barnes & Noble, Inc.	11,969	135,848
Big 5 Sporting Goods Corp.	3,337	30,934
Boot Barn Holdings, Inc.*	2,883	24,851
Build-A-Bear Workshop, Inc.*	2,399	32,195
Caleres, Inc.	8,015	194,043
Cato Corp. "A"	4,912	185,281
Chico's FAS, Inc.	24,823	265,854
Citi Trends, Inc.	2,773	43,065
Conn's, Inc.* (a)	3,657	27,501
Destination XL Group, Inc.*	6,863	31,364
DSW, Inc. "A"	12,763	270,320
Express, Inc.*	14,101	204,605
Five Below, Inc.*	10,100	468,741
Francesca's Holdings Corp.*	7,479	82,643
Genesco, Inc.*	3,874	249,137
GNC Holdings, Inc. "A"	13,006	315,916
Group 1 Automotive, Inc.	3,941	194,528
Guess?, Inc. (a)	11,717	176,341
Haverty Furniture Companies, Inc.	3,810	68,694
Hibbett Sports, Inc.* (a)	4,338	150,919
Kirkland's, Inc.*	2,658	39,019
Lithia Motors, Inc. "A" (a)	4,501	319,886
Lumber Liquidators Holdings, Inc.* (a)	5,159	79,552
MarineMax, Inc.*	4,667	79,199
Mattress Firm Holding Corp.* (a)	3,193	107,125
Monro Muffler Brake, Inc. (a)	5,975	379,771
Office Depot, Inc.*	104,877	347,143
Outerwall, Inc. (a)	3,166	132,972
Party City Holdco, Inc.*	5,105	71,010
Pier 1 Imports, Inc.	15,042	77,316
Rent-A-Center, Inc. (a)	9,969	122,419
Restoration Hardware Holdings, Inc.* (a)	7,335	210,368
Sears Hometown & Outlet Stores, Inc.*	2,140	14,424
Select Comfort Corp.*	8,650	184,937
Shoe Carnival, Inc.	2,744	68,765
Sonic Automotive, Inc. "A"	5,401	92,411
Sportsman's Warehouse Holdings, Inc.*	4,900	39,494
Stage Stores, Inc. (a)	4,531	22,111
Stein Mart, Inc.	5,972	46,104
Tailored Brands, Inc. (a)	9,088	115,054
The Buckle, Inc. (a)	5,539	143,959
The Children's Place, Inc. (a)	3,532	283,196
The Container Store Group, Inc.*	2,885	15,435
The Finish Line, Inc. "A" (a)	7,824	157,967
	Shares	Value ($)

Tile Shop Holdings, Inc.*	6,176	122,779
Tilly's, Inc. "A"*	1,996	11,557
Vitamin Shoppe, Inc.* (a)	4,497	137,473
West Marine, Inc.*	3,410	28,610
Winmark Corp.	449	44,752
Zumiez, Inc.* (a)	3,286	47,023
		8,249,243
Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.	5,108	293,914
Crocs, Inc.*	13,791	155,562
Culp, Inc.	2,036	56,255
Deckers Outdoor Corp.* (a)	6,184	355,704
Delta Apparel, Inc.*	1,344	30,307
Fossil Group, Inc.*	7,950	226,814
G-III Apparel Group Ltd.*	8,149	372,572
Iconix Brand Group, Inc.* (a)	8,004	54,107
Movado Group, Inc.	2,851	61,810
Oxford Industries, Inc.	2,876	162,839
Perry Ellis International, Inc.*	2,456	49,415
Sequential Brands Group, Inc.*	7,443	59,395
Steven Madden Ltd.*	11,669	398,846
Superior Uniform Group, Inc.	1,638	31,269
Tumi Holdings, Inc.*	10,698	286,065
Unifi, Inc.*	2,970	80,873
Vera Bradley, Inc.* (a)	4,027	57,063
Vince Holding Corp.*	3,621	19,843
Wolverine World Wide, Inc.	18,376	373,400
		3,126,053
Consumer Staples 3.1%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	1,654	282,884
Coca-Cola Bottling Co. Consolidated	885	130,511
Craft Brew Alliance, Inc.*	2,624	30,228
MGP Ingredients, Inc.	2,378	90,911
National Beverage Corp.*	2,204	138,433
Primo Water Corp.*	3,995	47,181
		720,148
Food & Staples Retailing 0.6%
Ingles Markets, Inc. "A" (a)	2,592	96,682
Natural Grocers by Vitamin Cottage, Inc.*	1,700	22,185
Performance Food Group Co.*	7,097	190,980
PriceSmart, Inc. (a)	3,798	355,379
Smart & Final Stores, Inc.*	4,309	64,161
SpartanNash Co.	6,963	212,929
SUPERVALU, Inc.*	50,396	237,869
The Andersons, Inc.	5,049	179,442
The Chefs' Warehouse, Inc.*	3,784	60,544
United Natural Foods, Inc.*	9,420	440,856
Village Super Market, Inc. "A"	1,478	42,699
Weis Markets, Inc.	1,813	91,647
		1,995,373
Food Products 1.5%
Alico, Inc.	689	20,842
Amplify Snack Brands, Inc.*	5,541	81,730
B&G Foods, Inc. (a)	11,749	566,302
Cal-Maine Foods, Inc. (a)	5,849	259,228
Calavo Growers, Inc.	2,933	196,511
Darling Ingredients, Inc.*	31,121	463,703
Dean Foods Co. (a)	17,274	312,487
Farmer Brothers Co.*	1,627	52,162
	Shares	Value ($)

Fresh Del Monte Produce, Inc.	6,118	333,003
Freshpet, Inc.*	4,347	40,557
Inventure Foods, Inc.*	3,259	25,453
J & J Snack Foods Corp.	2,845	339,323
John B. Sanfilippo & Son, Inc.	1,674	71,363
Lancaster Colony Corp.	3,558	454,036
Landec Corp.* (a)	4,820	51,863
Lifeway Foods, Inc.*	911	8,809
Limoneira Co. (a)	2,309	40,684
Omega Protein Corp.*	4,212	84,198
Sanderson Farms, Inc. (a)	3,788	328,192
Seaboard Corp.*	51	146,403
Seneca Foods Corp. "A"*	1,199	43,416
Snyder's-Lance, Inc.	15,259	517,127
Tootsie Roll Industries, Inc. (a)	3,249	125,184
		4,562,576
Household Products 0.3%
Central Garden & Pet Co.*	1,917	43,765
Central Garden & Pet Co. "A"*	6,335	137,533
HRG Group, Inc.*	22,503	308,966
Oil-Dri Corp. of America	930	32,113
Orchids Paper Products Co.	1,743	61,999
WD-40 Co.	2,672	313,826
		898,202
Personal Products 0.3%
Avon Products, Inc.	83,489	315,589
Elizabeth Arden, Inc.* (a)	4,615	63,502
Inter Parfums, Inc.	3,240	92,567
Lifevantage Corp.*	2,599	35,346
Medifast, Inc.	1,930	64,211
Natural Health Trends Corp. (a)	1,400	39,466
Nature's Sunshine Products, Inc.	1,450	13,819
Nutraceutical International Corp.*	1,508	34,910
Revlon, Inc. "A"*	2,276	73,242
Synutra International, Inc.*	3,372	12,847
USANA Health Sciences, Inc.*	1,012	112,767
		858,266
Tobacco 0.2%
Alliance One International, Inc.*	1,581	24,347
Turning Point Brands, Inc.*	1,127	11,574
Universal Corp.	4,178	241,238
Vector Group Ltd. (a)	16,783	376,275
		653,434
Energy 3.0%
Energy Equipment & Services 1.0%
Archrock, Inc.	13,209	124,429
Atwood Oceanics, Inc. (a)	11,616	145,432
Bristow Group, Inc. (a)	6,436	73,435
CARBO Ceramics, Inc. (a)	3,904	51,142
Dawson Geophysical Co.*	3,836	31,263
Era Group, Inc.*	3,545	33,323
Exterran Corp.*	5,759	74,003
Fairmount Santrol Holdings, Inc.* (a)	12,485	96,259
Forum Energy Technologies, Inc.* (a)	11,261	194,928
Geospace Technologies Corp.*	2,477	40,548
Helix Energy Solutions Group, Inc.*	18,843	127,379
Hornbeck Offshore Services, Inc.* (a)	6,291	52,467
Independence Contract Drilling, Inc.*	5,722	31,070
Matrix Service Co.*	5,242	86,441
	Shares	Value ($)

McDermott International, Inc.* (a)	46,003	227,255
Natural Gas Services Group*	2,293	52,510
Newpark Resources, Inc.*	15,385	89,079
Oil States International, Inc.*	9,652	317,358
Parker Drilling Co.*	22,098	50,604
PHI, Inc. (Non Voting)*	2,151	38,460
Pioneer Energy Services Corp.*	12,246	56,332
RigNet, Inc.*	2,305	30,864
SEACOR Holdings, Inc.* (a)	3,043	176,342
Seadrill Ltd.* (a)	71,681	232,246
Tesco Corp.	7,077	47,345
TETRA Technologies, Inc.*	15,502	98,748
Tidewater, Inc. (a)	8,960	39,514
U.S. Silica Holdings, Inc. (a)	12,143	418,569
Unit Corp.*	9,623	149,734
Willbros Group, Inc.*	8,232	20,827
		3,207,906
Oil, Gas & Consumable Fuels 2.0%
Abraxas Petroleum Corp.*	23,549	26,610
Adams Resources & Energy, Inc.	426	16,401
Alon U.S.A. Energy, Inc.	5,592	36,236
Ardmore Shipping Corp.	4,192	28,380
Bill Barrett Corp.* (a)	9,623	61,491
California Resources Corp.	6,010	73,322
Callon Petroleum Co.*	23,016	258,470
Carrizo Oil & Gas, Inc.*	10,586	379,508
Clayton Williams Energy, Inc.* (a)	1,063	29,190
Clean Energy Fuels Corp.*	17,216	59,740
Cobalt International Energy, Inc.*	77,446	103,778
Contango Oil & Gas Co.*	3,554	43,501
CVR Energy, Inc.	3,024	46,872
Delek U.S. Holdings, Inc.	11,712	154,716
Denbury Resources, Inc. (a)	66,661	239,313
DHT Holdings, Inc.	17,005	85,535
Dorian LPG Ltd.*	4,452	31,387
Earthstone Energy, Inc.*	367	3,956
Eclipse Resources Corp.* (a)	8,545	28,540
EP Energy Corp. "A"*	7,346	38,052
Erin Energy Corp.* (a)	2,469	5,950
Evolution Petroleum Corp.	4,661	25,496
EXCO Resources, Inc.* (a)	24,978	32,471
Frontline Ltd. (a)	12,355	97,234
GasLog Ltd.	7,670	99,557
Gener8 Maritime, Inc.*	7,478	47,859
Golar LNG Ltd.	16,864	261,392
Green Plains, Inc.	6,883	135,733
Isramco, Inc.* (a)	166	13,654
Jones Energy, Inc. "A"*	5,159	21,255
Matador Resources Co.* (a)	15,761	312,068
Navios Maritime Acquisition Corp.	15,053	23,633
Nordic American Tankers Ltd. (a)	16,419	228,060
Northern Oil & Gas, Inc.* (a)	8,912	41,173
Oasis Petroleum, Inc.*	33,832	315,991
Overseas Shipholding Group, Inc. "A"	6,878	75,589
Pacific Ethanol, Inc.* (a)	5,209	28,389
Panhandle Oil & Gas, Inc. "A"	3,085	51,427
Par Pacific Holdings, Inc.*	5,333	81,808
PDC Energy, Inc.* (a)	8,748	503,972
Renewable Energy Group, Inc.*	8,021	70,825
REX American Resources Corp.* (a)	1,048	62,702
Ring Energy, Inc.*	6,874	60,629
	Shares	Value ($)

RSP Permian, Inc.*	14,925	520,733
Sanchez Energy Corp.* (a)	10,615	74,942
Scorpio Tankers, Inc.	31,071	130,498
SemGroup Corp. "A"	8,401	273,537
Ship Finance International Ltd. (a)	11,183	164,837
Synergy Resources Corp.*	35,277	234,945
Teekay Corp.	8,354	59,564
Teekay Tankers Ltd. "A"	22,175	66,082
W&T Offshore, Inc.* (a)	5,618	13,034
Western Refining, Inc.	12,861	265,322
Westmoreland Coal Co.*	3,189	30,359
		6,175,718
Financials 25.4%
Banks 9.6%
1st Source Corp.	2,950	95,551
Access National Corp.	1,597	31,158
ACNB Corp.	1,136	28,525
Allegiance Bancshares, Inc.*	2,080	51,750
American National Bankshares, Inc.	1,484	37,367
Ameris Bancorp.	6,437	191,179
Ames National Corp.	1,604	43,019
Arrow Financial Corp.	2,158	65,366
Atlantic Capital Bancshares, Inc.*	3,285	47,501
Avenue Financial Holdings, Inc.*	1,574	30,929
Banc of California, Inc.	9,263	167,660
BancFirst Corp.	1,488	89,756
Banco Latinoamericano de Comercio Exterior SA "E" (a)	5,742	152,163
BancorpSouth, Inc.	16,408	372,298
Bank of Marin Bancorp.	1,093	52,868
Bank of the Ozarks, Inc. (a)	15,937	597,956
Bankwell Financial Group, Inc.	1,086	23,957
Banner Corp.	5,690	242,053
Bar Harbor Bankshares	1,063	37,311
BBCN Bancorp., Inc.	14,599	217,817
Berkshire Hills Bancorp., Inc.	5,848	157,428
Blue Hills Bancorp., Inc.	4,561	67,320
BNC Bancorp.	7,167	162,763
Boston Private Financial Holdings, Inc.	15,296	180,187
Bridge Bancorp., Inc.	3,171	90,056
Brookline Bancorp., Inc.	13,222	145,839
Bryn Mawr Bank Corp.	3,166	92,447
C&F Financial Corp.	613	27,438
C1 Financial, Inc.*	1,407	32,825
California First National Bancorp.	451	6,661
Camden National Corp.	1,930	81,060
Capital Bank Financial Corp. "A"	3,824	110,131
Capital City Bank Group, Inc.	2,067	28,773
Cardinal Financial Corp.	5,821	127,713
Carolina Financial Corp.	1,938	36,202
Cascade Bancorp.*	5,898	32,675
Cathay General Bancorp.	14,082	397,112
Centerstate Banks, Inc.	8,599	135,434
Central Pacific Financial Corp.	5,752	135,747
Central Valley Community Bancorp.	1,655	23,170
Century Bancorp., Inc. "A"	543	22,985
Chemical Financial Corp. (a)	7,251	270,390
Chemung Financial Corp.	597	17,522
Citizens & Northern Corp.	2,084	42,139
City Holding Co.	2,734	124,315
CNB Financial Corp.	2,436	43,361
CoBiz Financial, Inc.	7,096	83,023
	Shares	Value ($)

Codorus Valley Bancorp., Inc.	1,466	29,862
Columbia Banking System, Inc.	11,005	308,800
Community Bank System, Inc. (a)	8,164	335,459
Community Trust Bancorp., Inc.	2,813	97,499
CommunityOne Bancorp.*	2,174	27,479
ConnectOne Bancorp., Inc.	5,403	84,773
County Bancorp., Inc.	914	18,847
CU Bancorp.*	2,984	67,826
Customers Bancorp., Inc.* (a)	4,611	115,874
CVB Financial Corp.	19,177	314,311
Eagle Bancorp., Inc.*	5,791	278,605
Enterprise Bancorp., Inc.	1,476	35,409
Enterprise Financial Services Corp.	3,722	103,807
Equity Bancshares, Inc. "A"*	968	21,432
Farmers Capital Bank Corp.	1,334	36,485
Farmers National Banc Corp.	4,719	41,527
FCB Financial Holdings, Inc. "A"*	5,668	192,712
Fidelity Southern Corp.	4,100	64,247
Financial Institutions, Inc.	2,744	71,536
First BanCorp.*	22,522	89,412
First BanCorp. — North Carolina	3,815	67,068
First Bancorp., Inc.	1,889	40,689
First Busey Corp.	5,877	125,709
First Business Financial Services, Inc.	1,532	35,956
First Citizens BancShares, Inc. "A"	1,428	369,724
First Commonwealth Financial Corp.	16,451	151,349
First Community Bancshares, Inc.	3,056	68,577
First Community Financial Partners, Inc.*	2,567	22,590
First Connecticut Bancorp, Inc.	2,586	42,824
First Financial Bancorp.	11,700	227,565
First Financial Bankshares, Inc. (a)	12,136	397,939
First Financial Corp. — Indiana	1,957	71,665
First Financial Northwest, Inc.	1,708	22,682
First Foundation, Inc.*	2,506	53,879
First Internet Bancorp.	985	23,463
First Interstate BancSystem, Inc. "A"	3,743	105,178
First Merchants Corp.	7,663	191,039
First Mid-Illinois Bancshares, Inc.	1,091	27,275
First Midwest Bancorp., Inc.	15,258	267,931
First NBC Bank Holding Co.*	2,842	47,717
First Northwest Bancorp.*	2,109	26,869
First of Long Island Corp.	2,731	78,298
FirstMerit Corp.	31,367	635,809
Flushing Financial Corp.	5,275	104,867
FNB Corp.	39,887	500,183
Franklin Financial Network, Inc.*	1,773	55,601
Fulton Financial Corp.	32,569	439,682
German American Bancorp., Inc.	2,709	86,607
Glacier Bancorp., Inc. (a)	14,471	384,639
Great Southern Bancorp., Inc.	2,035	75,234
Great Western Bancorp., Inc.	11,177	352,523
Green Bancorp., Inc.*	3,938	34,339
Guaranty Bancorp.	2,730	45,591
Hampton Roads Bankshares, Inc.*	6,596	11,807
Hancock Holding Co.	14,779	385,880
Hanmi Financial Corp.	6,070	142,584
Heartland Financial U.S.A., Inc.	4,166	147,018
Heritage Commerce Corp.	4,931	51,923
Heritage Financial Corp.	5,530	97,217
Heritage Oaks Bancorp.	4,274	33,936
	Shares	Value ($)

Hilltop Holdings, Inc.*	14,264	299,401
Home Bancshares, Inc.	22,933	453,844
HomeTrust Bancshares, Inc.*	3,166	58,571
Horizon Bancorp.	2,089	52,517
IBERIABANK Corp.	7,767	463,923
Independent Bank Corp.	3,777	54,804
Independent Bank Corp. (a)	4,935	225,530
Independent Bank Group, Inc. (a)	2,109	90,497
International Bancshares Corp.	10,406	271,493
Investors Bancorp., Inc.	56,452	625,488
Lakeland Bancorp., Inc.	7,330	83,415
Lakeland Financial Corp.	3,019	141,923
LCNB Corp.	1,677	26,497
LegacyTexas Financial Group, Inc.	8,410	226,313
Live Oak Bancshares, Inc.	3,705	52,278
Macatawa Bank Corp.	4,982	36,966
MainSource Financial Group, Inc.	4,453	98,189
MB Financial, Inc.	13,267	481,327
MBT Financial Corp.	3,340	26,720
Mercantile Bank Corp.	2,998	71,532
Merchants Bancshares, Inc.	1,102	33,589
Middleburg Financial Corp.	884	24,045
Midland States Bancorp., Inc.*	700	15,183
MidWestOne Financial Group, Inc.	1,611	46,010
MutualFirst Financial, Inc.	1,032	28,225
National Bank Holdings Corp. "A"	4,973	101,250
National Bankshares, Inc.	1,314	45,885
National Commerce Corp.*	1,608	37,499
NBT Bancorp., Inc.	8,111	232,218
Nicolet Bankshares, Inc.*	1,466	55,825
Northrim BanCorp., Inc.	1,276	33,546
OFG Bancorp.	8,090	67,147
Old Line Bancshares, Inc.	1,592	28,656
Old National Bancorp.	25,218	315,982
Old Second Bancorp., Inc.	5,261	35,933
Opus Bank	3,253	109,951
Orrstown Financial Services, Inc.	1,404	25,342
Pacific Continental Corp.	3,501	55,001
Pacific Mercantile Bancorp.*	2,922	20,746
Pacific Premier Bancorp., Inc.*	5,206	124,944
Park National Corp. (a)	2,522	231,469
Park Sterling Corp.	9,366	66,405
Peapack-Gladstone Financial Corp.	2,876	53,235
Penns Woods Bancorp., Inc.	859	36,069
People's Utah Bancorp.	2,466	40,936
Peoples Bancorp., Inc.	2,989	65,130
Peoples Financial Services Corp.	1,347	52,722
Pinnacle Financial Partners, Inc.	7,606	371,553
Preferred Bank	2,204	63,641
Premier Financial Bancorp., Inc.	1,608	27,095
PrivateBancorp., Inc.	14,876	654,990
Prosperity Bancshares, Inc.	12,684	646,757
QCR Holdings, Inc.	2,317	62,999
Renasant Corp. (a)	7,749	250,525
Republic Bancorp., Inc. "A"	1,886	52,110
Republic First Bancorp., Inc.*	6,339	27,321
S&T Bancorp., Inc.	6,386	156,138
Sandy Spring Bancorp., Inc.	4,448	129,259
Seacoast Banking Corp. of Florida*	5,606	91,041
ServisFirst Bancshares, Inc. (a)	4,359	215,291
Shore Bancshares, Inc.	2,371	27,859
Sierra Bancorp.	2,278	38,020
Simmons First National Corp. "A"	5,616	259,375
	Shares	Value ($)

South State Corp.	4,509	306,837
Southern First Bancshares, Inc.*	1,082	26,076
Southern National Bancorp. of Virginia, Inc.	2,142	26,025
Southside Bancshares, Inc.	4,654	143,896
Southwest Bancorp., Inc.	3,401	57,579
State Bank Financial Corp. (a)	6,604	134,391
Sterling Bancorp.	24,013	377,004
Stock Yards Bancorp., Inc.	4,031	113,795
Stonegate Bank	2,180	70,349
Suffolk Bancorp.	2,130	66,690
Summit Financial Group, Inc.	1,567	27,423
Sun Bancorp, Inc.*	2,044	42,229
Talmer Bancorp., Inc. "A"	11,082	212,442
Texas Capital Bancshares, Inc.*	8,754	409,337
The Bancorp., Inc.*	7,096	42,718
Tompkins Financial Corp.	2,764	179,660
TowneBank	10,590	229,269
TriCo Bancshares	3,845	106,122
TriState Capital Holdings, Inc.*	4,308	59,149
Triumph Bancorp., Inc.*	3,020	48,320
Trustmark Corp. (a)	12,679	315,073
UMB Financial Corp.	8,508	452,711
Umpqua Holdings Corp.	41,918	648,472
Union Bankshares Corp.	8,252	203,907
Union Bankshares, Inc. (a)	740	26,906
United Bankshares, Inc. (a)	12,460	467,375
United Community Banks, Inc.	13,301	243,275
Univest Corp. of Pennsylvania	3,495	73,465
Valley National Bancorp. (a)	47,008	428,713
Veritex Holdings, Inc.*	1,566	25,087
Washington Trust Bancorp., Inc.	2,840	107,693
WashingtonFirst Bankshares, Inc.	1,525	32,955
Webster Financial Corp. (a)	17,398	590,662
WesBanco, Inc.	6,731	208,998
West Bancorp.	3,159	58,726
Westamerica Bancorp. (a)	4,689	230,980
Wilshire Bancorp., Inc.	13,919	145,036
Wintrust Financial Corp.	9,179	468,129
Yadkin Financial Corp.	9,441	236,875
Your Community Bankshares, Inc.	933	34,670
		30,215,392
Capital Markets 1.3%
Arlington Asset Investment Corp. "A" (a)	4,146	53,939
Associated Capital Group, Inc. "A"	852	24,435
B. Riley Financial, Inc.	1,765	16,909
BGC Partners, Inc. "A"	41,218	359,009
Calamos Asset Management, Inc. "A"	3,223	23,560
Cohen & Steers, Inc.	3,956	159,981
Cowen Group, Inc. "A"* (a)	19,854	58,768
Diamond Hill Investment Group	576	108,530
Evercore Partners, Inc. "A"	7,397	326,873
FBR & Co.	1,180	17,617
Fifth Street Asset Management, Inc.	1,129	4,561
Financial Engines, Inc.	10,137	262,244
GAMCO Investors, Inc. "A"	830	27,199
Greenhill & Co., Inc.	5,339	85,958
Hennessy Advisors, Inc.	544	18,208
Houlihan Lokey, Inc.	2,287	51,160
INTL. FCStone, Inc.*	2,940	80,233
Investment Technology Group, Inc.	6,075	101,574
	Shares	Value ($)

Janus Capital Group, Inc. (a)	27,571	383,788
KCG Holdings, Inc. "A"*	9,945	132,269
Ladenburg Thalmann Financial Services, Inc.*	18,811	44,394
Manning & Napier, Inc.	2,817	26,762
Medley Management, Inc. "A"	1,036	6,092
Moelis & Co. "A"	3,514	79,065
OM Asset Management PLC	7,597	101,420
Oppenheimer Holdings, Inc. "A"	1,955	30,224
Piper Jaffray Companies, Inc.*	2,904	109,481
PJT Partners, Inc. "A"	3,359	77,257
Pzena Investment Management, Inc. "A"	2,886	21,962
Safeguard Scientifics, Inc.*	3,689	46,076
Silvercrest Asset Management Group, Inc. "A"	1,334	16,328
Stifel Financial Corp.*	12,158	382,369
Virtu Financial, Inc. "A"	4,784	86,112
Virtus Investment Partners, Inc.	1,186	84,419
Waddell & Reed Financial, Inc. "A" (a)	15,045	259,075
Westwood Holdings Group, Inc.	1,511	78,270
WisdomTree Investments, Inc. (a)	21,963	215,018
		3,961,139
Consumer Finance 0.5%
Cash America International, Inc.	4,448	189,574
Encore Capital Group, Inc.* (a)	4,511	106,144
Enova International, Inc.*	5,385	39,634
EZCORP, Inc. "A"*	9,917	74,972
First Cash Financial Services, Inc.	5,166	265,171
Green Dot Corp. "A"* (a)	8,176	187,966
LendingClub Corp.*	62,331	268,023
Nelnet, Inc. "A"	3,827	132,988
PRA Group, Inc.* (a)	8,733	210,815
Regional Management Corp.*	1,955	28,660
World Acceptance Corp.*	1,120	51,072
		1,555,019
Diversified Financial Services 0.1%
BBX Capital Corp. "A"*	536	8,238
FNFV Group*	12,460	142,916
Gain Capital Holdings, Inc.	7,086	44,784
Marlin Business Services Corp.	1,665	27,139
NewStar Financial, Inc.*	4,395	37,006
On Deck Capital, Inc.* (a)	9,094	46,834
PICO Holdings, Inc.*	4,104	38,824
Resource America, Inc. "A"	1,990	19,343
Tiptree Financial, Inc. "A", (REIT)	5,323	29,170
Value Line, Inc.	416	6,802
		401,056
Insurance 2.3%
Ambac Financial Group, Inc.*	8,518	140,206
American Equity Investment Life Holding Co.	15,225	216,956
AMERISAFE, Inc.	3,594	220,025
Argo Group International Holdings Ltd.	5,466	283,685
Atlas Financial Holdings, Inc.*	1,891	32,563
Baldwin & Lyons, Inc. "B"	1,582	39,012
Blue Capital Reinsurance Holdings Ltd.	1,162	21,509
Citizens, Inc.* (a)	8,810	66,956
CNO Financial Group, Inc.	34,122	595,770
Crawford & Co. "B"	4,362	37,033
Donegal Group, Inc. "A"	1,585	26,137
	Shares	Value ($)

eHealth, Inc.*	3,363	47,149
EMC Insurance Group, Inc.	1,473	40,832
Employers Holdings, Inc.	6,182	179,402
Enstar Group Ltd.*	2,160	349,898
FBL Financial Group, Inc. "A"	1,835	111,329
Federated National Holding Co.	2,309	43,963
Fidelity & Guaranty Life (a)	2,307	53,476
Genworth Financial, Inc. "A"*	95,375	246,068
Global Indemnity PLC*	1,546	42,561
Greenlight Capital Re Ltd. "A"*	5,520	111,283
Hallmark Financial Services, Inc.*	2,633	30,517
HCI Group, Inc.	1,554	42,393
Heritage Insurance Holdings, Inc.	5,048	60,425
Horace Mann Educators Corp.	7,734	261,332
Independence Holding Co.	1,493	26,829
Infinity Property & Casualty Corp.	2,023	163,175
Investors Title Co.	271	25,813
James River Group Holdings Ltd.	2,708	91,964
Kemper Corp.	7,518	232,908
Maiden Holdings Ltd. (a)	11,223	137,370
MBIA, Inc.*	24,939	170,333
National General Holdings Corp.	9,181	196,657
National Interstate Corp.	1,337	40,444
National Western Life Group, Inc. "A"	440	85,919
Navigators Group, Inc.	2,131	195,988
OneBeacon Insurance Group Ltd. "A"	3,529	48,700
Patriot National, Inc.* (a)	2,264	18,520
Primerica, Inc. (a)	8,936	511,497
RLI Corp.	7,213	496,110
Safety Insurance Group, Inc.	2,737	168,544
Selective Insurance Group, Inc.	10,778	411,827
State Auto Financial Corp.	2,960	64,854
State National Companies, Inc.	5,563	58,578
Stewart Information Services Corp.	4,334	179,471
Third Point Reinsurance Ltd.* (a)	12,562	147,227
Trupanion, Inc.* (a)	2,904	38,478
United Fire Group, Inc.	4,094	173,708
United Insurance Holdings Corp.	3,186	52,187
Universal Insurance Holdings, Inc. (a)	6,169	114,620
WMIH Corp.*	38,548	85,577
		7,237,778
Real Estate Investment Trusts 9.2%
Acadia Realty Trust (REIT)	13,399	475,932
AG Mortgage Investment Trust, Inc. (REIT)	5,097	73,601
Agree Realty Corp. (REIT)	4,243	204,682
Alexander's, Inc. (REIT)	404	165,329
Altisource Residential Corp. (REIT)	9,914	91,110
American Assets Trust, Inc. (REIT)	7,409	314,438
American Capital Mortgage Investment Corp. (REIT)	8,632	136,299
Anworth Mortgage Asset Corp. (REIT)	18,565	87,256
Apollo Commercial Real Estate Finance, Inc. (REIT) (a)	11,136	178,956
Apollo Residential Mortgage, Inc. (REIT)	6,210	83,214
Ares Commercial Real Estate Corp. (REIT)	5,335	65,567
Armada Hoffler Properties, Inc. (REIT)	5,906	81,148
	Shares	Value ($)

ARMOUR Residential REIT, Inc. (REIT) (a)	6,972	139,440
Ashford Hospitality Prime, Inc. (REIT)	4,915	69,498
Ashford Hospitality Trust (REIT)	14,369	77,162
Bluerock Residential Growth REIT, Inc. (REIT)	3,336	43,368
Capstead Mortgage Corp. (REIT)	18,178	176,327
CareTrust REIT, Inc. (REIT)	10,807	148,920
CatchMark Timber Trust, Inc. "A", (REIT)	7,447	91,002
CBL & Associates Properties, Inc. (REIT)	31,990	297,827
Cedar Realty Trust, Inc. (REIT)	15,560	115,611
Chatham Lodging Trust (REIT)	7,253	159,421
Chesapeake Lodging Trust (REIT)	11,156	259,377
City Office REIT, Inc. (REIT)	3,574	46,391
Colony Capital, Inc. "A", (REIT)	21,323	327,308
Colony Starwood Homes (REIT) (a)	12,321	374,805
Community Healthcare Trust, Inc. (REIT)	2,390	50,525
CorEnergy Infrastructure Trust, Inc. (REIT)	2,177	62,806
CoreSite Realty Corp. (REIT)	6,350	563,182
Cousins Properties, Inc. (REIT)	39,338	409,115
CYS Investments, Inc. (REIT)	29,034	243,015
DiamondRock Hospitality Co. (REIT)	38,070	343,772
DuPont Fabros Technology, Inc. (REIT)	14,134	671,930
Dynex Capital, Inc. (REIT)	8,496	58,962
Easterly Government Properties, Inc. (REIT)	4,513	89,041
EastGroup Properties, Inc. (REIT)	5,994	413,106
Education Realty Trust, Inc. (REIT)	12,588	580,810
Farmland Partners, Inc. (REIT)	2,220	25,130
FelCor Lodging Trust, Inc. (REIT)	26,312	163,924
First Industrial Realty Trust, Inc. (REIT)	21,990	611,762
First Potomac Realty Trust (REIT)	11,246	103,463
Four Corners Property Trust, Inc. (REIT)	11,428	235,303
Franklin Street Properties Corp. (REIT)	18,487	226,836
Getty Realty Corp. (REIT)	4,947	106,113
Gladstone Commercial Corp. (REIT)	4,261	71,968
Global Net Lease, Inc. (REIT)	32,322	256,960
Government Properties Income Trust (REIT) (a)	13,175	303,816
Gramercy Property Trust (REIT)	80,000	737,600
Great Ajax Corp. (REIT)	2,447	33,940
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	6,925	149,580
Hatteras Financial Corp. (REIT)	17,722	290,641
Healthcare Realty Trust, Inc. (REIT)	19,767	691,647
Hersha Hospitality Trust (REIT) (a)	7,850	134,628
Hudson Pacific Properties, Inc. (REIT)	14,867	433,819
Independence Realty Trust, Inc. (REIT)	7,629	62,405
InfraREIT, Inc. (REIT)*	7,551	132,445
Invesco Mortgage Capital (REIT)	21,183	289,995
Investors Real Estate Trust (REIT) (a)	22,552	145,911
iStar, Inc. (REIT)* (a)	13,759	131,949
Kite Realty Group Trust (REIT)	15,691	439,819
Ladder Capital Corp. (REIT) (a)	7,261	88,584
	Shares	Value ($)

LaSalle Hotel Properties (REIT) (a)	20,227	476,953
Lexington Realty Trust (REIT)	43,516	439,947
LTC Properties, Inc. (REIT)	7,143	369,507
Mack-Cali Realty Corp. (REIT)	16,904	456,408
Medical Properties Trust, Inc. (REIT)	44,919	683,218
Monmouth Real Estate Investment Corp. (REIT)	11,929	158,179
Monogram Residential Trust, Inc. (REIT)	31,890	325,597
National Health Investors, Inc. (REIT)	7,057	529,910
National Storage Affiliates Trust (REIT)	4,375	91,088
New Residential Investment Corp. (REIT)	42,267	584,975
New Senior Investment Group, Inc. (REIT)	14,469	154,529
New York Mortgage Trust, Inc. (REIT) (a)	20,847	127,167
New York REIT, Inc. (REIT)	31,302	289,544
NexPoint Residential Trust, Inc. (REIT)	3,367	61,279
NorthStar Realty Europe Corp. (REIT)	11,281	104,349
One Liberty Properties, Inc. (REIT)	2,600	62,010
Orchid Island Capital, Inc. (REIT) (a)	3,815	39,256
Owens Realty Mortgage, Inc. (REIT) (a)	1,889	31,433
Parkway Properties, Inc. (REIT)	15,103	252,673
Pebblebrook Hotel Trust (REIT) (a)	13,596	356,895
Pennsylvania Real Estate Investment Trust (REIT)	12,957	277,928
PennyMac Mortgage Investment Trust (REIT)	12,833	208,280
Physicians Realty Trust (REIT)	25,584	537,520
Potlatch Corp. (REIT)	7,664	261,342
Preferred Apartment Communities, Inc. "A", (REIT)	4,385	64,547
PS Business Parks, Inc. (REIT)	3,727	395,360
QTS Realty Trust, Inc. "A", (REIT)	8,865	496,263
RAIT Financial Trust (REIT)	18,348	57,429
Ramco-Gershenson Properties Trust (REIT)	14,894	292,071
Redwood Trust, Inc. (REIT)	14,603	201,667
Resource Capital Corp. (REIT)	5,725	73,624
Retail Opportunity Investments Corp. (REIT)	18,804	407,483
Rexford Industrial Realty, Inc. (REIT)	12,450	262,571
RLJ Lodging Trust (REIT)	23,003	493,414
Rouse Properties, Inc. (REIT)	7,207	131,528
Ryman Hospitality Properties, Inc. (REIT)	8,233	417,001
Sabra Health Care REIT, Inc. (REIT)	12,284	253,480
Saul Centers, Inc. (REIT)	1,807	111,510
Select Income REIT (REIT)	11,992	311,672
Seritage Growth Properties "A", (REIT) (a)	4,732	235,843
Silver Bay Realty Trust Corp. (REIT)	6,133	104,445
STAG Industrial, Inc. (REIT)	13,020	310,006
Summit Hotel Properties, Inc. (REIT)	16,509	218,579
Sunstone Hotel Investors, Inc. (REIT)	41,193	497,200
Terreno Realty Corp. (REIT)	8,158	211,047
The Geo Group, Inc. (REIT)	14,068	480,844
	Shares	Value ($)

Tier REIT, Inc. (REIT)	9,054	138,798
UMH Properties, Inc. (REIT)	4,827	54,304
United Development Funding IV (REIT) (a)	5,470	17,504
Universal Health Realty Income Trust (REIT)	2,324	132,886
Urban Edge Properties (REIT)	17,002	507,680
Urstadt Biddle Properties "A", (REIT)	4,963	122,983
Washington Real Estate Investment Trust (REIT)	13,905	437,451
Western Asset Mortgage Capital Corp. (REIT) (a)	7,537	70,772
Whitestone REIT (REIT)	4,824	72,746
WP Glimcher, Inc. (REIT)	35,222	394,134
Xenia Hotels & Resorts, Inc. (REIT)	19,603	328,938
		28,824,258
Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	8,840	319,478
Altisource Portfolio Solutions SA*	2,152	59,912
AV Homes, Inc.*	2,197	26,847
Consolidated-Tomoka Land Co.	799	37,928
Forestar Group, Inc.*	6,521	77,535
FRP Holdings, Inc.*	1,245	42,952
Griffin Land & Nurseries, Inc.	211	6,467
HFF, Inc. "A"	6,712	193,843
Kennedy-Wilson Holdings, Inc.	15,610	295,966
Marcus & Millichap, Inc.*	2,752	69,928
RE/MAX Holdings, Inc. "A"	3,361	135,314
Stratus Properties, Inc.*	1,172	21,952
Tejon Ranch Co.*	2,693	63,662
The RMR Group, Inc. "A",	1,261	39,053
The St. Joe Co.* (a)	9,564	169,474
Trinity Place Holdings, Inc.*	3,657	28,122
		1,588,433
Thrifts & Mortgage Finance 1.9%
Astoria Financial Corp.	17,440	267,355
Bank Mutual Corp.	7,515	57,715
BankFinancial Corp.	2,859	34,280
Bear State Financial, Inc.	3,400	32,062
Beneficial Bancorp., Inc.*	13,265	168,731
BofI Holding, Inc.* (a)	11,254	199,308
BSB Bancorp., Inc.*	1,447	32,775
Capitol Federal Financial, Inc. (a)	24,152	336,920
Charter Financial Corp.	2,568	34,103
Clifton Bancorp., Inc.	4,139	62,375
Dime Community Bancshares	5,942	101,074
ESSA Bancorp., Inc.	1,563	20,944
Essent Group Ltd.*	14,155	308,721
EverBank Financial Corp.	19,526	290,156
Federal Agricultural Mortgage Corp. "C"	1,626	56,617
First Defiance Financial Corp.	1,647	63,986
Flagstar Bancorp., Inc.*	4,075	99,471
Fox Chase Bancorp.	2,318	47,148
Greene County Bancorp., Inc.	571	9,290
Hingham Institution for Savings	235	28,886
Home Bancorp., Inc.	1,083	29,750
HomeStreet, Inc.*	4,609	91,811
Impac Mortgage Holdings, Inc.*	1,531	24,006
Kearny Financial Corp.	17,593	221,320
Lake Sunapee Bank Group	1,496	25,597
LendingTree, Inc.* (a)	1,245	109,971
Meridian Bancorp., Inc.	9,092	134,380
	Shares	Value ($)

Meta Financial Group, Inc.	1,559	79,447
MGIC Investment Corp.*	64,676	384,822
Nationstar Mortgage Holdings, Inc.*	6,442	72,537
NMI Holdings, Inc. "A"*	8,941	48,997
Northfield Bancorp., Inc.	7,945	117,824
Northwest Bancshares, Inc.	18,186	269,698
OceanFirst Financial Corp.	3,829	69,573
Ocwen Financial Corp.*	19,223	32,871
Oritani Financial Corp.	7,302	116,759
PennyMac Financial Services, Inc. "A"*	2,471	30,863
PHH Corp.*	10,032	133,626
Provident Bancorp., Inc.*	835	12,876
Provident Financial Holdings, Inc.	1,251	22,893
Provident Financial Services, Inc.	11,535	226,547
Radian Group, Inc.	40,809	425,230
SI Financial Group, Inc.	2,097	27,764
Southern Missouri Bancorp., Inc.	1,091	25,671
Territorial Bancorp., Inc.	1,340	35,470
TrustCo Bank Corp.	17,304	110,919
United Community Financial Corp.	9,151	55,638
United Financial Bancorp., Inc.	9,518	123,544
Walker & Dunlop, Inc.*	5,212	118,729
Walter Investment Management Corp.* (a)	3,540	9,770
Washington Federal, Inc.	17,210	417,515
Waterstone Financial, Inc.	4,904	75,178
Westfield Financial, Inc.	3,008	23,162
WSFS Financial Corp. (a)	5,412	174,212
		6,130,887
Health Care 13.4%
Biotechnology 4.6%
Acceleron Pharma, Inc.*	5,189	176,322
Achillion Pharmaceuticals, Inc.* (a)	22,285	173,823
Acorda Therapeutics, Inc.* (a)	8,080	206,080
Adamas Pharmaceuticals, Inc.*	3,166	47,933
Aduro Biotech, Inc.* (a)	6,721	76,015
Advaxis, Inc.* (a)	6,328	51,194
Adverum Biotechnologies, Inc.*	3,472	10,972
Agenus, Inc.*	14,043	56,874
Aimmune Therapeutics, Inc.*	4,978	53,862
Akebia Therapeutics, Inc.*	6,796	50,834
Alder Biopharmaceuticals, Inc.*	8,877	221,659
AMAG Pharmaceuticals, Inc.*	6,492	155,289
Amicus Therapeutics, Inc.*	24,097	131,570
Anavex Life Sciences Corp.*	6,186	37,796
Anthera Pharmaceuticals, Inc.*	7,316	22,606
Applied Genetic Technologies Corp.*	2,397	33,870
Ardelyx, Inc.*	4,021	35,103
Arena Pharmaceuticals, Inc.*	47,040	80,438
Argos Therapeutics, Inc.* (a)	2,022	12,395
ARIAD Pharmaceuticals, Inc.* (a)	33,512	247,654
Array BioPharma, Inc.*	27,675	98,523
Arrowhead Pharmaceuticals, Inc.* (a)	10,992	58,477
Asterias Biotherapeutics, Inc.*	4,293	10,303
Atara Biotherapeutics, Inc.*	4,402	99,089
Athersys, Inc.*	14,404	31,257
Avexis, Inc.* (a)	987	37,526
Axovant Sciences Ltd.*	4,630	59,449
Bellicum Pharmaceuticals, Inc.*	3,972	51,477
BioCryst Pharmaceuticals, Inc.*	13,132	37,295
	Shares	Value ($)

BioSpecifics Technologies Corp.*	1,041	41,578
BioTime, Inc.* (a)	12,665	33,056
Bluebird Bio, Inc.* (a)	7,018	303,809
Blueprint Medicines Corp.*	3,789	76,727
Cara Therapeutics, Inc.*	3,745	18,013
Celator Pharmaceuticals, Inc.*	6,187	186,724
Celldex Therapeutics, Inc.* (a)	17,942	78,765
Cellular Biomedicine Group, Inc.* (a)	2,303	27,613
Cepheid, Inc.*	13,777	423,643
ChemoCentryx, Inc.*	3,927	17,632
Chimerix, Inc.*	8,328	32,729
Cidara Therapeutics, Inc.*	2,028	20,909
Clovis Oncology, Inc.* (a)	6,021	82,608
Coherus Biosciences, Inc.*	5,588	94,381
Concert Pharmaceuticals, Inc.*	3,312	37,194
Corvus Pharmaceuticals, Inc.*	626	8,927
Curis, Inc.*	19,756	30,819
Cytokinetics, Inc.* (a)	6,204	58,876
CytomX Therapeutics, Inc.*	3,864	39,471
CytRx Corp.* (a)	12,477	27,824
Dimension Therapeutics, Inc.*	2,312	13,872
Dynavax Technologies Corp.*	7,361	107,323
Eagle Pharmaceuticals, Inc.* (a)	1,693	65,671
Edge Therapeutics, Inc.*	3,076	31,098
Editas Medicine, Inc.* (a)	1,230	30,012
Eiger BioPharmaceuticals, Inc.*	657	13,022
Emergent Biosolutions, Inc.*	6,144	172,769
Enanta Pharmaceuticals, Inc.*	2,961	65,290
Epizyme, Inc.*	7,859	80,476
Esperion Therapeutics, Inc.*	2,714	26,814
Exact Sciences Corp.* (a)	18,225	223,256
Exelixis, Inc.* (a)	43,080	336,455
FibroGen, Inc.* (a)	9,915	162,705
Five Prime Therapeutics, Inc.*	5,106	211,133
Flexion Therapeutics, Inc.*	3,506	52,467
Fortress Biotech, Inc.*	6,467	17,396
Foundation Medicine, Inc.*	2,548	47,546
Galena Biopharma, Inc.* (a)	33,992	15,844
Genomic Health, Inc.* (a)	3,540	91,668
Geron Corp.* (a)	28,914	77,490
Global Blood Therapeutics, Inc.*	2,662	44,163
GlycoMimetics, Inc.*	1,936	14,075
Halozyme Therapeutics, Inc.* (a)	20,794	179,452
Heron Therapeutics, Inc.* (a)	6,019	108,643
Idera Pharmaceuticals, Inc.*	15,074	23,063
Ignyta, Inc.*	5,572	30,200
Immune Design Corp.*	2,012	16,418
ImmunoGen, Inc.*	16,609	51,156
Immunomedics, Inc.* (a)	17,145	39,776
Infinity Pharmaceuticals, Inc.*	8,997	11,966
Inotek Pharmaceuticals Corp.*	3,302	24,567
Inovio Pharmaceuticals, Inc.* (a)	12,567	116,119
Insmed, Inc.*	11,940	117,728
Insys Therapeutics, Inc.* (a)	4,208	54,452
Intellia Therapeutics, Inc.*	1,321	28,203
Invitae Corp.* (a)	4,313	31,873
Ironwood Pharmaceuticals, Inc.* (a)	24,512	320,494
Karyopharm Therapeutics, Inc.*	4,102	27,524
Keryx Biopharmaceuticals, Inc.* (a)	14,951	98,976
Kite Pharma, Inc.* (a)	7,424	371,200
La Jolla Pharmaceutical Co.*	2,543	40,688
Lexicon Pharmaceuticals, Inc.* (a)	7,958	114,197
	Shares	Value ($)

Ligand Pharmaceuticals, Inc.* (a)	3,606	430,088
Lion Biotechnologies, Inc.*	8,797	71,256
Loxo Oncology, Inc.*	2,522	58,460
MacroGenics, Inc.*	6,041	163,047
MannKind Corp.*	61,455	71,288
Medgenics, Inc.*	5,122	28,427
MediciNova, Inc.* (a)	5,623	42,454
Merrimack Pharmaceuticals, Inc.* (a)	23,120	124,617
MiMedx Group, Inc.* (a)	19,358	154,477
Minerva Neurosciences, Inc.*	3,030	30,936
Mirati Therapeutics, Inc.*	2,114	11,542
Momenta Pharmaceuticals, Inc.*	12,320	133,056
Myriad Genetics, Inc.*	12,888	394,373
NantKwest, Inc.*	3,156	19,630
Natera, Inc.*	4,942	59,625
NewLink Genetics Corp.*	4,301	48,429
Novavax, Inc.* (a)	51,182	372,093
OncoMed Pharmaceuticals, Inc.*	3,507	43,171
Ophthotech Corp.*	5,777	294,800
Organovo Holdings, Inc.* (a)	16,581	61,681
Osiris Therapeutics, Inc. (a)	3,347	17,036
Otonomy, Inc.*	4,554	72,318
OvaScience, Inc.*	5,946	30,979
PDL BioPharma, Inc.	31,644	99,362
Pfenex, Inc.*	3,672	30,735
PharmAthene, Inc.*	11,812	28,821
Portola Pharmaceuticals, Inc.*	9,385	221,486
Progenics Pharmaceuticals, Inc.* (a)	13,661	57,649
Proteostasis Therapeutics, Inc.*	1,202	14,580
Prothena Corp. PLC*	6,575	229,862
PTC Therapeutics, Inc.* (a)	6,057	42,520
Puma Biotechnology, Inc.*	4,678	139,358
Radius Health, Inc.*	5,980	219,765
Raptor Pharmaceutical Corp.*	16,207	87,032
REGENXBIO, Inc.*	3,833	30,664
Regulus Therapeutics, Inc.*	7,348	21,236
Repligen Corp.*	6,433	176,007
Retrophin, Inc.*	6,774	120,645
Rigel Pharmaceuticals, Inc.*	18,077	40,312
Sage Therapeutics, Inc.*	5,018	151,192
Sangamo BioSciences, Inc.* (a)	13,640	78,976
Sarepta Therapeutics, Inc.* (a)	8,146	155,344
Seres Therapeutics, Inc.*	3,376	98,073
Sorrento Therapeutics, Inc.* (a)	5,039	28,218
Spark Therapeutics, Inc.*	3,250	166,173
Spectrum Pharmaceuticals, Inc.* (a)	13,046	85,712
Stemline Therapeutics, Inc.*	2,793	18,909
Syndax Pharmaceuticals, Inc.*	892	8,786
Synergy Pharmaceuticals, Inc.*	34,379	130,640
Synthetic Biologics, Inc.*	14,334	25,801
T2 Biosystems, Inc.*	3,125	24,656
TESARO, Inc.* (a)	4,650	390,833
TG Therapeutics, Inc.* (a)	7,408	44,892
Tobira Therapeutics, Inc.*	1,687	21,189
Tokai Pharmaceuticals, Inc.*	1,692	9,323
Trevena, Inc.*	8,476	53,399
Trovagene, Inc.* (a)	5,536	25,078
Ultragenyx Pharmaceutical, Inc.* (a)	6,824	333,762
Vanda Pharmaceuticals, Inc.*	6,915	77,379
Versartis, Inc.*	5,178	57,269
	Shares	Value ($)

Vitae Pharmaceuticals, Inc.*	4,984	53,777
Vital Therapies, Inc.* (a)	4,919	30,498
Voyager Therapeutics, Inc.* (a)	2,225	24,453
vTv Therapeutics, Inc. "A"*	1,054	6,113
XBiotech, Inc.* (a)	3,315	69,350
Xencor, Inc.*	6,101	115,858
Zafgen, Inc.*	4,325	25,907
ZIOPHARM Oncology, Inc.* (a)	23,023	126,396
		14,445,996
Health Care Equipment & Supplies 3.2%
Abaxis, Inc. (a)	4,124	194,776
Accuray, Inc.*	15,549	80,699
Analogic Corp.	2,365	187,876
AngioDynamics, Inc.*	5,204	74,781
Anika Therapeutics, Inc.*	2,683	143,943
AtriCure, Inc.*	5,966	84,300
Atrion Corp.	259	110,816
Avinger, Inc.* (a)	2,073	24,731
AxoGen, Inc.*	4,601	31,655
Cantel Medical Corp.	6,792	466,814
Cardiovascular Systems, Inc.*	6,149	112,988
Cerus Corp.* (a)	19,212	119,883
ConforMIS, Inc.*	6,779	47,589
CONMED Corp.	5,243	250,248
Corindus Vascular Robotics, Inc.*	10,458	14,955
CryoLife, Inc.	5,978	70,600
Cutera, Inc.*	2,004	22,465
Cynosure, Inc. "A"*	4,491	218,465
Endologix, Inc.* (a)	15,359	191,373
Entellus Medical, Inc.*	1,426	26,053
Exactech, Inc.*	1,915	51,207
Genmark Diagnostics, Inc.*	7,401	64,389
Glaukos Corp.*	3,171	92,466
Globus Medical, Inc. "A"* (a)	13,281	316,486
Haemonetics Corp.*	9,625	279,029
Halyard Health, Inc.* (a)	8,940	290,729
HeartWare International, Inc.*	3,303	190,748
ICU Medical, Inc.*	2,789	314,460
Inogen, Inc.*	3,122	156,443
Insulet Corp.*	10,930	330,523
Integer Holdings Corp.*	5,798	179,332
Integra LifeSciences Holdings*	5,732	457,299
Invacare Corp.	5,966	72,368
InVivo Therapeutics Holdings Corp.* (a)	5,989	34,616
iRadimed Corp.*	793	17,256
IRIDEX Corp.*	1,426	21,091
K2M Group Holdings, Inc.*	4,883	75,784
LDR Holding Corp.*	5,207	192,399
LeMaitre Vascular, Inc.	2,556	36,474
Masimo Corp.*	7,745	406,729
Meridian Bioscience, Inc.	7,882	153,699
Merit Medical Systems, Inc.*	8,020	159,037
Natus Medical, Inc.*	6,239	235,834
Neogen Corp.* (a)	6,896	387,900
Nevro Corp.* (a)	4,551	335,682
Novocure Ltd.*	9,602	112,055
NuVasive, Inc.*	9,397	561,189
NxStage Medical, Inc.*	12,066	261,591
OraSure Technologies, Inc.*	10,054	59,419
Orthofix International NV*	3,323	140,895
Oxford Immunotec Global PLC*	4,283	38,547
Penumbra, Inc.* (a)	4,825	287,087
	Shares	Value ($)

Quidel Corp.*	5,151	91,997
Rockwell Medical, Inc.* (a)	8,999	68,122
RTI Surgical, Inc.*	10,252	36,805
Second Sight Medical Products, Inc.* (a)	2,450	8,771
Senseonics Holdings, Inc.*	5,285	20,770
Spectranetics Corp.* (a)	8,101	151,570
STAAR Surgical Co.* (a)	8,087	44,559
SurModics, Inc.*	2,464	57,855
Symmetry Surgical, Inc.*	1,863	24,461
Tandem Diabetes Care, Inc.*	3,151	23,758
TransEnterix, Inc.*	13,196	16,099
Utah Medical Products, Inc.	603	37,989
Vascular Solutions, Inc.*	3,140	130,812
Veracyte, Inc.*	2,403	12,087
ViewRay, Inc.*	1,322	5,407
Wright Medical Group NV*	19,551	339,601
Zeltiq Aesthetics, Inc.* (a)	6,720	183,658
		10,042,094
Health Care Providers & Services 2.4%
AAC Holdings, Inc.* (a)	1,879	42,879
Aceto Corp. (a)	5,536	121,183
Addus HomeCare Corp.*	1,258	21,927
Adeptus Health, Inc. "A"* (a)	2,343	121,039
Air Methods Corp.* (a)	6,744	241,638
Almost Family, Inc.*	1,535	65,406
Amedisys, Inc.*	5,304	267,746
American Renal Associates Holdings, Inc.*	1,653	47,887
AMN Healthcare Services, Inc.*	8,893	355,453
BioScrip, Inc.*	13,870	35,369
BioTelemetry, Inc.*	5,025	81,908
Capital Senior Living Corp.*	5,327	94,128
Chemed Corp. (a)	3,064	417,654
Civitas Solutions, Inc.*	2,856	59,491
Community Health Systems, Inc.*	20,912	251,990
CorVel Corp.*	1,868	80,660
Cross Country Healthcare, Inc.*	6,263	87,181
Diplomat Pharmacy, Inc.* (a)	8,665	303,275
ExamWorks Group, Inc.*	7,585	264,337
Genesis Healthcare, Inc.*	6,503	11,510
Healthequity, Inc.*	8,177	248,458
HealthSouth Corp. (a)	16,811	652,603
Healthways, Inc.*	6,048	69,854
Kindred Healthcare, Inc.	15,968	180,279
Landauer, Inc.	1,851	76,187
LHC Group, Inc.*	2,836	122,742
Magellan Health, Inc.*	4,730	311,092
Molina Healthcare, Inc.* (a)	8,199	409,130
National Healthcare Corp.	2,120	137,249
National Research Corp. "A"	1,489	20,399
Nobilis Health Corp.* (a)	10,486	23,384
Owens & Minor, Inc. (a)	11,872	443,775
PharMerica Corp.*	5,587	137,775
Providence Service Corp.*	2,447	109,821
Quorum Health Corp.*	5,617	60,158
RadNet, Inc.*	7,533	40,226
Select Medical Holdings Corp.* (a)	20,409	221,846
Surgery Partners, Inc.*	3,532	63,223
Surgical Care Affiliates, Inc.*	5,085	242,402
Team Health Holdings, Inc.* (a)	12,858	522,935
Teladoc, Inc.* (a)	3,934	63,023
The Ensign Group, Inc.	9,045	190,036
	Shares	Value ($)

Triple-S Management Corp. "B"*	4,446	108,616
U.S. Physical Therapy, Inc.	2,273	136,857
Universal American Corp.	10,958	83,062
USMD Holdings, Inc.*	445	8,339
		7,656,132
Health Care Technology 0.6%
Castlight Health, Inc. "B"*	7,643	30,266
Computer Programs & Systems, Inc.	2,091	83,473
Cotiviti Holdings, Inc.*	2,396	50,627
Evolent Health, Inc. "A"* (a)	2,885	55,392
HealthStream, Inc.*	4,869	129,126
HMS Holdings Corp.*	16,126	283,979
Imprivata, Inc.*	3,034	42,476
Medidata Solutions, Inc.*	10,417	488,245
Omnicell, Inc.*	6,771	231,771
Press Ganey Holdings, Inc.*	4,190	164,877
Quality Systems, Inc.	9,517	113,347
Vocera Communications, Inc.*	4,881	62,721
		1,736,300
Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.* (a)	4,467	64,280
Albany Molecular Research, Inc.* (a)	4,940	66,394
Cambrex Corp.*	6,039	312,398
ChromaDex Corp.*	5,445	22,542
Enzo Biochem, Inc.*	7,495	44,745
Fluidigm Corp.*	5,197	46,929
INC Research Holdings, Inc. "A"*	7,844	299,092
Luminex Corp.*	7,535	152,433
NanoString Technologies, Inc.*	2,844	35,834
NeoGenomics, Inc.*	9,812	78,889
Pacific Biosciences of California, Inc.*	14,441	101,592
PAREXEL International Corp.*	9,956	626,033
PRA Health Sciences, Inc.*	4,581	191,303
		2,042,464
Pharmaceuticals 2.0%
AcelRx Pharmaceuticals, Inc.*	6,717	18,069
Aclaris Therapeutics, Inc.*	1,710	31,584
Aerie Pharmaceuticals, Inc.* (a)	4,569	80,414
Agile Therapeutics, Inc.*	2,158	16,422
Amphastar Pharmaceuticals, Inc.*	6,754	108,874
Ampio Pharmaceuticals, Inc.*	8,304	10,712
ANI Pharmaceuticals, Inc.*	1,483	82,781
Aratana Therapeutics, Inc.* (a)	6,321	39,949
Axsome Therapeutics, Inc.*	2,107	15,887
Bio-Path Holdings, Inc.*	15,702	31,247
Catalent, Inc.*	18,877	433,982
Cempra, Inc.* (a)	7,852	129,479
Collegium Pharmaceutical, Inc.*	2,567	30,419
Corcept Therapeutics, Inc.*	14,180	77,423
DepoMed, Inc.* (a)	11,575	227,101
Dermira, Inc.*	3,976	116,298
Durect Corp.*	25,179	30,718
Egalet Corp.*	4,216	20,911
Endocyte, Inc.*	7,143	22,929
Flex Pharma, Inc.*	2,021	20,634
Heska Corp.*	1,196	44,455
Horizon Pharma PLC*	30,572	503,521
Impax Laboratories, Inc.*	13,879	399,993
Innoviva, Inc. (a)	15,267	160,762
Intersect ENT, Inc.*	4,843	62,620
	Shares	Value ($)

Intra-Cellular Therapies, Inc.*	6,504	252,485
Lannett Co., Inc.* (a)	5,254	124,993
Lipocine, Inc.* (a)	3,145	9,561
Medicines Co.* (a)	12,760	429,119
MyoKardia, Inc.*	2,135	26,474
Nektar Therapeutics*	24,477	348,308
Neos Therapeutics, Inc.*	2,607	24,193
Ocular Therapeutix, Inc.*	3,855	19,082
Omeros Corp.* (a)	7,005	73,693
Pacira Pharmaceuticals, Inc.*	6,938	234,019
Paratek Pharmaceuticals, Inc.*	2,743	38,155
Phibro Animal Health Corp. "A"	3,401	63,463
Prestige Brands Holdings, Inc.*	10,087	558,820
Reata Pharmaceuticals, Inc. "A"*	1,082	21,370
Relypsa, Inc.* (a)	7,155	132,368
Revance Therapeutics, Inc.* (a)	3,885	52,836
Sagent Pharmaceuticals, Inc.*	4,894	73,312
Sciclone Pharmaceuticals, Inc.*	9,526	124,410
Sucampo Pharmaceuticals, Inc. "A"*	4,384	48,092
Supernus Pharmaceuticals, Inc.* (a)	8,891	181,110
Teligent, Inc.*	7,350	52,479
Tetraphase Pharmaceuticals, Inc.* (a)	6,769	29,107
TherapeuticsMD, Inc.* (a)	28,453	241,850
Theravance Biopharma, Inc.* (a)	6,905	156,674
Titan Pharmaceuticals, Inc.*	3,560	19,473
WaVe Life Sciences Ltd.*	1,404	29,049
XenoPort, Inc.*	10,812	76,116
Zogenix, Inc.*	4,591	36,958
		6,194,753
Industrials 13.6%
Aerospace & Defense 1.5%
AAR Corp.	6,254	145,968
Aerojet Rocketdyne Holdings, Inc.*	11,480	209,855
Aerovironment, Inc.*	3,786	105,251
American Science & Engineering, Inc.	1,330	49,755
Astronics Corp.*	3,657	121,632
Cubic Corp.	4,770	191,563
Curtiss-Wright Corp.	8,388	706,689
DigitalGlobe, Inc.*	12,110	259,033
Ducommun, Inc.*	2,027	40,094
Engility Holdings, Inc.*	3,485	73,603
Esterline Technologies Corp.*	5,601	347,486
KLX, Inc.*	10,015	310,465
Kratos Defense & Security Solutions, Inc.*	8,085	33,149
Mercury Systems, Inc.*	7,412	184,262
Moog, Inc. "A"*	6,058	326,647
National Presto Industries, Inc.	908	85,670
Sparton Corp.*	1,627	35,420
Taser International, Inc.*	10,006	248,949
Teledyne Technologies, Inc.*	6,492	643,033
The Keyw Holding Corp.*	6,811	67,701
Triumph Group, Inc.	9,346	331,783
Vectrus, Inc.*	2,111	60,142
		4,578,150
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	9,900	128,304
Atlas Air Worldwide Holdings, Inc.*	4,601	190,573
Echo Global Logistics, Inc.*	5,324	119,364
Forward Air Corp.	5,645	251,372
	Shares	Value ($)

Hub Group, Inc. "A"*	6,346	243,496
Park-Ohio Holdings Corp.	1,557	44,032
Radiant Logistics, Inc.*	7,884	23,652
XPO Logistics, Inc.* (a)	18,558	487,333
		1,488,126
Airlines 0.4%
Allegiant Travel Co.	2,484	376,326
Hawaiian Holdings, Inc.*	9,992	379,297
SkyWest, Inc.	9,485	250,973
Virgin America, Inc.*	3,668	206,178
		1,212,774
Building Products 1.2%
AAON, Inc.	7,760	213,478
Advanced Drainage Systems, Inc. (a)	6,581	180,122
American Woodmark Corp.*	2,614	173,517
Apogee Enterprises, Inc.	5,358	248,343
Armstrong Flooring, Inc.*	4,428	75,055
Builders FirstSource, Inc.*	15,869	178,526
Caesarstone Ltd.* (a)	4,508	156,698
Continental Building Products, Inc.*	6,663	148,119
CSW Industrials, Inc.*	2,729	88,993
Gibraltar Industries, Inc.*	6,073	191,725
Griffon Corp.	5,720	96,439
Insteel Industries, Inc.	3,243	92,717
Masonite International Corp.*	5,749	380,239
NCI Building Systems, Inc.*	5,255	84,027
Nortek, Inc.*	1,866	110,672
Patrick Industries, Inc.*	2,745	165,496
PGT, Inc.*	8,826	90,908
Ply Gem Holdings, Inc.*	4,258	62,039
Quanex Building Products Corp.	6,480	120,463
Simpson Manufacturing Co., Inc.	7,859	314,124
Trex Co., Inc.*	5,567	250,070
Universal Forest Products, Inc.	3,758	348,329
		3,770,099
Commercial Services & Supplies 2.3%
ABM Industries, Inc.	10,576	385,812
Acco Brands Corp.*	20,033	206,941
Aqua Metals, Inc.*	2,028	23,859
ARC Document Solutions, Inc.*	8,528	33,174
Brady Corp. "A"	8,747	267,308
Casella Waste Systems, Inc. "A"*	7,335	57,580
CECO Environmental Corp.	5,717	49,967
CompX International, Inc.	545	6,267
Deluxe Corp.	9,284	616,179
Ennis, Inc.	4,978	95,478
Essendant, Inc.	7,024	214,653
G&K Services, Inc. "A"	3,671	281,088
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc. (a)	13,314	550,933
Heritage-Crystal Clean, Inc.*	2,282	27,863
Herman Miller, Inc.	11,320	338,355
HNI Corp.	8,585	399,117
Innerworkings, Inc.*	7,455	61,653
Interface, Inc.	12,135	185,059
Kimball International, Inc. "B"	6,985	79,489
Knoll, Inc.	9,206	223,522
Matthews International Corp. "A" (a)	6,012	334,508
McGrath RentCorp.	4,535	138,726
Mobile Mini, Inc.	8,389	290,595
MSA Safety, Inc.	5,882	308,981
	Shares	Value ($)

Multi-Color Corp.	2,572	163,065
NL Industries, Inc.*	1,487	3,822
Quad Graphics, Inc.	5,395	125,650
SP Plus Corp.* (a)	3,274	73,927
Steelcase, Inc. "A"	16,292	221,082
Team, Inc.*	5,447	135,249
Tetra Tech, Inc.	10,939	336,320
The Brink's Co.	8,531	243,048
TRC Companies, Inc.*	3,984	25,179
U.S. Ecology, Inc. (a)	4,139	190,187
UniFirst Corp.	2,856	330,496
Viad Corp.	3,858	119,598
VSE Corp.	831	55,511
West Corp.	8,183	160,878
		7,361,119
Construction & Engineering 0.9%
Aegion Corp.*	6,596	128,688
Ameresco, Inc. "A"*	4,664	20,382
Argan, Inc.	2,569	107,179
Comfort Systems U.S.A., Inc.	7,026	228,837
Dycom Industries, Inc.*	5,807	521,236
EMCOR Group, Inc.	11,419	562,500
Granite Construction, Inc.	7,479	340,668
Great Lakes Dredge & Dock Co.*	11,787	51,391
HC2 Holdings, Inc.*	5,638	24,243
IES Holdings, Inc.*	1,464	18,183
Layne Christensen Co.*	3,399	27,532
MasTec, Inc.*	12,525	279,558
MYR Group, Inc.*	3,209	77,273
NV5 Holdings, Inc.*	1,384	39,361
Orion Group Holdings, Inc.*	4,518	23,990
Primoris Services Corp.	7,662	145,042
Tutor Perini Corp.*	7,165	168,736
		2,764,799
Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,111	25,842
American Superconductor Corp.*	2,217	18,711
AZZ, Inc.	4,936	296,061
Babcock & Wilcox Enterprises, Inc.*	8,649	127,054
Encore Wire Corp.	3,769	140,508
Energous Corp.* (a)	2,806	36,338
EnerSys	8,216	488,606
FuelCell Energy, Inc.* (a)	4,651	28,929
Generac Holdings, Inc.* (a)	12,378	432,735
General Cable Corp. (a)	9,396	119,423
LSI Industries, Inc.	4,485	49,649
Plug Power, Inc.* (a)	35,580	66,179
Powell Industries, Inc.	1,624	63,888
Power Solutions International, Inc.* (a)	777	13,869
Preformed Line Products Co.	538	21,730
Sunrun, Inc.*	11,977	71,024
Thermon Group Holdings, Inc.*	5,949	114,280
Vicor Corp.*	3,238	32,607
		2,147,433
Industrial Conglomerates 0.0%
Raven Industries, Inc.	6,982	132,239
Machinery 3.2%
Actuant Corp. "A"	11,181	252,802
Alamo Group, Inc.	1,759	116,041
Albany International Corp. "A"	5,413	216,141
	Shares	Value ($)

Altra Industrial Motion Corp. (a)	4,791	129,261
American Railcar Industries, Inc.	1,462	57,705
Astec Industries, Inc.	3,660	205,509
Barnes Group, Inc.	9,512	315,037
Blue Bird Corp.*	913	10,865
Briggs & Stratton Corp.	8,004	169,525
Chart Industries, Inc.*	5,786	139,616
CIRCOR International, Inc.	3,121	177,866
CLARCOR, Inc.	9,011	548,139
Columbus McKinnon Corp.	3,529	49,935
Douglas Dynamics, Inc.	4,083	105,056
Dynamic Materials Corp.	2,645	28,434
Energy Recovery, Inc.*	6,508	57,856
EnPro Industries, Inc.	4,058	180,135
ESCO Technologies, Inc.	4,857	193,989
Federal Signal Corp.	11,478	147,837
Franklin Electric Co., Inc. (a)	8,711	287,899
FreightCar America, Inc.	2,340	32,877
Gencor Industries, Inc.*	948	14,713
Global Brass & Copper Holdings, Inc.	4,011	109,460
Gorman-Rupp Co.	3,401	93,221
Graham Corp.	1,917	35,311
Greenbrier Companies, Inc. (a)	5,225	152,204
Hardinge, Inc.	2,186	21,991
Harsco Corp.	15,500	102,920
Hillenbrand, Inc.	11,153	335,036
Hurco Companies, Inc.	1,216	33,841
Hyster-Yale Materials Handling, Inc.	1,808	107,558
John Bean Technologies Corp.	5,566	340,751
Joy Global, Inc.	18,681	394,916
Kadant, Inc.	2,080	107,141
Kennametal, Inc.	14,951	330,567
Lindsay Corp. (a)	2,006	136,127
Lydall, Inc.*	3,117	120,192
Manitowoc Co., Inc.	24,040	131,018
Meritor, Inc.*	16,414	118,181
Milacron Holdings Corp.*	2,904	42,137
Miller Industries, Inc.	2,077	42,765
Mueller Industries, Inc.	10,815	344,782
Mueller Water Products, Inc. "A"	29,415	335,919
Navistar International Corp.*	9,473	110,739
NN, Inc.	4,876	68,215
Omega Flex, Inc.	496	18,868
Proto Labs, Inc.* (a)	4,668	268,690
RBC Bearings, Inc.*	4,272	309,720
Rexnord Corp.*	15,688	307,955
SPX Corp.	7,862	116,751
SPX FLOW, Inc.*	6,684	174,252
Standex International Corp.	2,418	199,799
Sun Hydraulics Corp.	4,400	130,636
Supreme Industries, Inc. "A"	2,455	33,634
Tennant Co.	3,366	181,326
The ExOne Co.*	1,931	20,411
Titan International, Inc.	8,353	51,789
TriMas Corp.*	8,538	153,684
Wabash National Corp.* (a)	12,190	154,813
Watts Water Technologies, Inc. "A"	5,271	307,089
Woodward, Inc.	10,003	576,573
		10,058,220
	Shares	Value ($)

Marine 0.1%
Costamare, Inc. (a)	4,971	38,127
Matson, Inc.	8,271	267,071
Scorpio Bulkers, Inc.* (a)	8,102	22,605
		327,803
Professional Services 1.3%
Acacia Research Corp.	9,463	41,637
Barrett Business Services, Inc.	1,313	54,253
CBIZ, Inc.* (a)	9,546	99,374
CEB, Inc.	6,073	374,583
CRA International, Inc.*	1,670	42,117
Exponent, Inc.	4,882	285,158
Franklin Covey Co.*	1,857	28,468
FTI Consulting, Inc.*	7,792	316,979
GP Strategies Corp.*	2,455	53,249
Heidrick & Struggles International, Inc.	3,593	60,650
Hill International, Inc.*	6,498	26,447
Huron Consulting Group, Inc.*	4,038	243,976
ICF International, Inc.*	3,414	139,633
IDI, Inc.* (a)	2,876	13,603
Insperity, Inc.	2,972	229,528
Kelly Services, Inc. "A" (a)	5,660	107,370
Kforce, Inc.	4,790	80,903
Korn/Ferry International	10,856	224,719
Mistras Group, Inc.*	3,298	78,723
Navigant Consulting, Inc.*	9,180	148,257
On Assignment, Inc.*	9,563	353,353
Resources Connection, Inc.	6,830	100,947
RPX Corp.*	9,149	83,896
The Advisory Board Co.*	7,745	274,095
TriNet Group, Inc.*	7,974	165,779
TrueBlue, Inc.*	7,826	148,068
WageWorks, Inc.*	6,912	413,407
		4,189,172
Road & Rail 0.5%
ArcBest Corp.	4,658	75,692
Celadon Group, Inc.	4,889	39,943
Covenant Transportation Group, Inc. "A"*	2,368	42,790
Heartland Express, Inc. (a)	8,655	150,510
Knight Transportation, Inc. (a)	12,691	337,327
Marten Transport Ltd.	4,313	85,397
P.A.M. Transportation Services, Inc.*	585	9,296
Roadrunner Transportation Systems, Inc.*	5,795	43,231
Saia, Inc.*	4,798	120,622
Swift Transportation Co.* (a)	14,163	218,252
Universal Logistics Holdings, Inc.	1,559	20,111
USA Truck, Inc.*	1,751	30,660
Werner Enterprises, Inc.	8,470	194,556
YRC Worldwide, Inc.*	5,986	52,677
		1,421,064
Trading Companies & Distributors 1.0%
Aircastle Ltd.	9,011	176,255
Applied Industrial Technologies, Inc.	6,826	308,126
Beacon Roofing Supply, Inc.*	11,307	514,129
BMC Stock Holdings, Inc.*	10,416	185,613
CAI International, Inc.*	3,112	23,340
DXP Enterprises, Inc.*	2,642	39,445
GATX Corp. (a)	7,736	340,152
	Shares	Value ($)

GMS, Inc.*	1,333	29,659
H&E Equipment Services, Inc.	6,037	114,884
Kaman Corp.	5,117	217,575
Lawson Products, Inc.*	1,323	26,275
MRC Global, Inc.*	17,752	252,256
Neff Corp. "A"*	2,041	22,308
NOW, Inc.*	20,256	367,444
Rush Enterprises, Inc. "A"*	5,563	119,883
Rush Enterprises, Inc. "B"*	1,226	25,488
SiteOne Landscape Supply, Inc.*	2,194	74,574
TAL International Group, Inc.	6,470	86,763
Textainer Group Holdings Ltd.	4,494	50,063
Titan Machinery, Inc.*	3,140	35,011
Univar, Inc.*	8,116	153,474
Veritiv Corp.*	1,608	60,429
Willis Lease Finance Corp.*	789	17,539
		3,240,685
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.*	10,549	141,568
Information Technology 17.0%
Communications Equipment 1.7%
ADTRAN, Inc.	9,258	172,662
Aerohive Networks, Inc.*	4,136	27,380
Applied Optoelectronics, Inc.* (a)	3,073	34,264
Bel Fuse, Inc. "B"	1,920	34,138
Black Box Corp.	2,889	37,788
CalAmp Corp.*	6,998	103,640
Calix, Inc.*	8,087	55,881
Ciena Corp.*	26,021	487,894
Clearfield, Inc.*	2,150	38,463
Comtech Telecommunications Corp.	2,918	37,467
Digi International, Inc.*	4,653	49,927
EMCORE Corp.*	4,947	29,385
Extreme Networks, Inc.*	19,988	67,759
Finisar Corp.* (a)	20,375	356,766
Harmonic, Inc.*	13,768	39,239
Infinera Corp.* (a)	26,608	300,138
InterDigital, Inc.	6,555	364,982
Ixia*	12,147	119,284
KVH Industries, Inc.*	3,080	23,716
Lumentum Holdings, Inc.*	9,574	231,691
NETGEAR, Inc.*	6,176	293,607
NetScout Systems, Inc.*	18,190	404,727
Oclaro, Inc.* (a)	18,974	92,593
Plantronics, Inc.	6,296	277,024
Polycom, Inc.*	25,767	289,879
ShoreTel, Inc.*	12,733	85,184
Silicom Ltd.	1,062	31,754
Sonus Networks, Inc.*	8,861	77,002
Ubiquiti Networks, Inc.* (a)	4,909	189,782
ViaSat, Inc.* (a)	8,417	600,974
Viavi Solutions, Inc.*	44,436	294,611
		5,249,601
Electronic Equipment, Instruments & Components 2.7%
Agilysys, Inc.*	2,773	29,033
Anixter International, Inc.* (a)	5,490	292,507
AVX Corp.	8,814	119,694
Badger Meter, Inc.	2,653	193,749
Belden, Inc.	7,896	476,682
Benchmark Electronics, Inc.*	9,421	199,254
Coherent, Inc.*	4,584	420,720
	Shares	Value ($)

Control4 Corp.*	3,702	30,208
CTS Corp.	5,912	105,943
Daktronics, Inc.	7,095	44,344
DTS, Inc.*	3,280	86,756
Electro Rent Corp.	3,196	49,250
Electro Scientific Industries, Inc.*	5,165	30,164
ePlus, Inc.*	1,196	97,821
Fabrinet*	6,569	243,841
FARO Technologies, Inc.*	3,126	105,753
II-VI, Inc.*	11,264	211,313
Insight Enterprises, Inc.*	6,876	178,776
InvenSense, Inc.*	15,764	96,633
Itron, Inc.*	6,324	272,564
Kimball Electronics, Inc.*	5,310	66,110
Knowles Corp.* (a)	16,727	228,825
Littelfuse, Inc.	4,208	497,344
Maxwell Technologies, Inc.*	5,955	31,442
Mesa Laboratories, Inc.	586	72,078
Methode Electronics, Inc.	7,001	239,644
MTS Systems Corp.	2,796	122,577
Multi-Fineline Electronix, Inc.*	1,663	38,582
Novanta, Inc.*	5,971	90,461
OSI Systems, Inc.*	3,317	192,817
Park Electrochemical Corp.	3,659	53,165
PC Connection, Inc.	2,233	53,145
Plexus Corp.*	6,312	272,678
QLogic Corp.*	16,010	235,987
Radisys Corp.*	6,733	30,164
Rofin-Sinar Technologies, Inc.*	5,115	163,373
Rogers Corp.*	3,423	209,145
Sanmina Corp.*	13,915	373,061
ScanSource, Inc.*	4,753	176,384
SYNNEX Corp. (a)	5,536	524,924
Systemax, Inc.*	2,113	18,024
Tech Data Corp.*	6,630	476,365
TTM Technologies, Inc.*	13,731	103,394
Universal Display Corp.* (a)	7,857	532,705
Vishay Intertechnology, Inc. (a)	25,812	319,811
Vishay Precision Group, Inc.*	2,383	31,980
		8,439,190
Internet Software & Services 2.6%
2U, Inc.* (a)	6,948	204,341
Actua Corp.*	6,620	59,779
Alarm.com Holdings, Inc.*	1,956	50,132
Amber Road, Inc.*	3,143	24,233
Angie's List, Inc.*	7,319	47,647
Apigee Corp.*	2,925	35,743
Appfolio, Inc. "A"*	1,444	20,880
Autobytel, Inc.*	1,651	22,899
Bankrate, Inc.*	8,963	67,043
Bazaarvoice, Inc.*	15,611	62,600
Benefitfocus, Inc.* (a)	2,442	93,089
Blucora, Inc.*	7,603	78,767
Box, Inc. "A"* (a)	9,260	95,748
Brightcove, Inc.*	5,509	48,479
Carbonite, Inc.*	3,452	33,588
Care.com, Inc.*	2,705	31,594
ChannelAdvisor Corp.*	4,430	64,191
Cimpress NV* (a)	4,755	439,742
comScore, Inc.*	9,137	218,192
Cornerstone OnDemand, Inc.*	9,546	363,321
Cvent, Inc.*	5,716	204,175
Demandware, Inc.*	7,147	535,310
	Shares	Value ($)

DHI Group, Inc.*	9,532	59,384
EarthLink Holdings Corp.	19,970	127,808
Endurance International Group Holdings, Inc.* (a)	11,155	100,283
Envestnet, Inc.* (a)	7,852	261,550
Everyday Health, Inc.*	5,378	42,379
Five9, Inc.*	6,259	74,482
Global Sources Ltd.*	1,557	14,278
Gogo, Inc.* (a)	10,316	86,551
GrubHub, Inc.* (a)	15,312	475,744
GTT Communications, Inc.*	5,176	95,652
Hortonworks, Inc.*	7,643	81,704
inContact, Inc.*	11,132	154,178
Instructure, Inc.* (a)	1,993	37,867
Intralinks Holdings, Inc.*	8,033	52,214
j2 Global, Inc. (a)	8,921	563,540
Limelight Networks, Inc.*	11,982	17,853
Liquidity Services, Inc.*	4,921	38,581
LivePerson, Inc.*	9,744	61,777
LogMeIn, Inc.*	4,774	302,815
Marchex, Inc. "B"	6,255	19,891
Marketo, Inc.*	7,875	274,207
MeetMe, Inc.*	7,833	41,750
MINDBODY, Inc. "A"*	2,735	44,143
Monster Worldwide, Inc.* (a)	16,784	40,114
New Relic, Inc.*	4,164	122,338
NIC, Inc.	11,970	262,622
Numerex Corp. "A"*	2,646	19,819
Q2 Holdings, Inc.*	4,849	135,869
QuinStreet, Inc.*	6,773	24,044
Quotient Technology, Inc.* (a)	12,147	162,891
RealNetworks, Inc.*	4,458	19,214
Reis, Inc.	1,694	42,181
RetailMeNot, Inc.*	6,980	53,816
Rightside Group Ltd.*	2,204	23,451
SciQuest, Inc.*	5,301	93,616
Shutterstock, Inc.* (a)	3,571	163,552
SPS Commerce, Inc.*	3,141	190,345
Stamps.com, Inc.* (a)	3,067	268,117
TechTarget, Inc.*	3,806	30,829
TrueCar, Inc.* (a)	10,303	80,879
United Online, Inc.*	2,605	28,655
Web.com Group, Inc.*	8,050	146,349
WebMD Health Corp.* (a)	7,093	412,174
Xactly Corp.*	4,335	55,531
XO Group, Inc.*	4,722	82,304
		8,288,834
IT Services 2.1%
Acxiom Corp.*	14,547	319,889
ALJ Regional Holdings, Inc.*	3,517	17,585
Blackhawk Network Holdings, Inc.*	10,407	348,530
CACI International, Inc. "A"*	4,610	416,790
Cardtronics, Inc.* (a)	8,540	339,977
Cass Information Systems, Inc. (a)	2,093	108,208
Convergys Corp. (a)	16,833	420,825
CSG Systems International, Inc.	5,999	241,820
Datalink Corp.*	3,701	27,757
EPAM Systems, Inc.*	9,131	587,215
EVERTEC, Inc.	12,062	187,443
Exlservice Holdings, Inc.*	6,208	325,361
Forrester Research, Inc.	1,806	66,569
Higher One Holdings, Inc.*	5,793	29,602
Information Services Group, Inc.*	5,870	22,013
	Shares	Value ($)

Lionbridge Technologies, Inc.*	11,340	44,793
ManTech International Corp. "A"	4,679	176,960
MAXIMUS, Inc.	12,178	674,296
MoneyGram International, Inc.*	6,049	41,436
NCI, Inc. "A"	1,135	15,947
NeuStar, Inc. "A"* (a)	10,169	239,073
Perficient, Inc.*	6,735	136,788
PFSweb, Inc.*	2,777	26,382
Planet Payment, Inc.*	8,000	35,920
Science Applications International Corp.	8,018	467,850
ServiceSource International, Inc.*	12,018	48,433
Sykes Enterprises, Inc.*	7,377	213,638
Syntel, Inc.*	6,115	276,765
TeleTech Holdings, Inc.	3,169	85,975
The Hackett Group, Inc.	4,281	59,377
Travelport Worldwide Ltd.	21,885	282,098
Unisys Corp.* (a)	9,814	71,446
Virtusa Corp.*	5,230	151,042
		6,507,803
Semiconductors & Semiconductor Equipment 3.2%
Acacia Communications, Inc.*	992	39,620
Advanced Energy Industries, Inc.*	7,478	283,865
Advanced Micro Devices, Inc.* (a)	124,224	638,511
Alpha & Omega Semiconductor Ltd.*	3,295	45,899
Ambarella, Inc.* (a)	6,067	308,264
Amkor Technology, Inc.*	19,344	111,228
Applied Micro Circuits Corp.* (a)	14,341	92,069
Axcelis Technologies, Inc.*	22,534	60,616
Brooks Automation, Inc.	12,848	144,155
Cabot Microelectronics Corp.	4,457	188,709
Cavium, Inc.* (a)	10,659	411,437
CEVA, Inc.*	3,725	101,208
Cirrus Logic, Inc.*	11,883	460,942
Cohu, Inc.	5,260	57,071
Diodes, Inc.*	7,076	132,958
DSP Group, Inc.*	4,147	44,000
Entegris, Inc.*	26,762	387,246
Exar Corp.*	8,117	65,342
Fairchild Semiconductor International, Inc.*	21,761	431,956
FormFactor, Inc.*	13,092	117,696
GigPeak, Inc.*	8,736	17,123
Inphi Corp.*	7,679	245,958
Integrated Device Technology, Inc.*	25,527	513,859
Intersil Corp. "A"	25,422	344,214
IXYS Corp.	4,649	47,652
Kopin Corp.*	12,506	27,763
Lattice Semiconductor Corp.*	22,710	121,499
MACOM Technology Solutions Holdings, Inc.* (a)	4,370	144,123
MaxLinear, Inc. "A"*	10,689	192,188
Microsemi Corp.*	21,566	704,777
MKS Instruments, Inc.	10,069	433,571
Monolithic Power Systems, Inc.	7,365	503,177
Nanometrics, Inc.*	4,448	92,474
NeoPhotonics Corp.*	6,180	58,895
NVE Corp.	923	54,134
PDF Solutions, Inc.*	5,232	73,196
Photronics, Inc.*	12,567	111,972
Power Integrations, Inc.	5,189	259,813
Rambus, Inc.*	20,562	248,389
	Shares	Value ($)

Rudolph Technologies, Inc.*	5,643	87,636
Semtech Corp.*	12,195	290,973
Sigma Designs, Inc.*	7,244	46,579
Silicon Laboratories, Inc.*	7,775	378,953
Synaptics, Inc.*	7,031	377,916
Tessera Technologies, Inc.	9,325	285,718
Ultra Clean Holdings, Inc.*	5,730	32,604
Ultratech, Inc.*	4,078	93,672
Veeco Instruments, Inc.*	7,358	121,848
Xcerra Corp.*	9,590	55,143
		10,088,611
Software 4.1%
A10 Networks, Inc.*	8,347	54,005
ACI Worldwide, Inc.*	21,846	426,215
American Software, Inc. "A"	4,582	48,019
Aspen Technology, Inc.*	15,694	631,527
AVG Technologies NV*	7,976	151,464
Barracuda Networks, Inc.*	4,161	62,998
Blackbaud, Inc.	8,938	606,890
Bottomline Technologies de, Inc.*	7,723	166,276
BroadSoft, Inc.*	5,569	228,496
Callidus Software*	10,535	210,489
CommVault Systems, Inc.*	7,330	316,583
Digimarc Corp.* (a)	1,631	52,127
Ebix, Inc. (a)	4,810	230,399
Ellie Mae, Inc.* (a)	5,581	511,499
EnerNOC, Inc.* (a)	4,775	30,178
EPIQ Systems, Inc.	4,418	64,503
Exa Corp.*	2,626	37,946
Fair Isaac Corp.	5,868	663,143
FleetMatics Group PLC* (a)	7,429	321,899
Gigamon, Inc.*	6,156	230,173
Globant SA*	4,864	191,398
Glu Mobile, Inc.*	19,020	41,844
Guidance Software, Inc.*	4,370	27,050
HubSpot, Inc.*	5,468	237,421
Imperva, Inc.*	5,433	233,673
Infoblox, Inc.*	10,680	200,357
Interactive Intelligence Group*	3,405	139,571
Jive Software, Inc.*	10,920	41,059
Majesco*	1,211	6,430
Mentor Graphics Corp.	20,279	431,132
MicroStrategy, Inc. "A"*	1,798	314,686
Mitek Systems, Inc.*	5,567	39,581
MobileIron, Inc.*	8,870	27,054
Model N, Inc.*	4,214	56,257
Monotype Imaging Holdings, Inc.	7,686	189,306
Park City Group, Inc.* (a)	2,531	22,703
Paycom Software, Inc.* (a)	8,334	360,112
Paylocity Holding Corp.* (a)	4,082	176,342
Pegasystems, Inc.	6,728	181,320
Progress Software Corp.*	9,568	262,737
Proofpoint, Inc.* (a)	7,688	485,036
PROS Holdings, Inc.*	4,775	83,228
QAD, Inc. "A"	1,815	34,975
Qlik Technologies, Inc.*	17,788	526,169
Qualys, Inc.*	5,151	153,551
Rapid7, Inc.*	3,771	47,439
RealPage, Inc.*	10,291	229,798
RingCentral, Inc. "A"*	11,102	218,931
Rosetta Stone, Inc.*	3,654	28,319
Rovi Corp.*	15,404	240,919
Rubicon Project, Inc.*	7,044	96,151
	Shares	Value ($)

Sapiens International Corp.	4,445	52,051
SecureWorks Corp. "A"*	1,142	16,102
Silver Spring Networks, Inc.* (a)	7,206	87,553
Synchronoss Technologies, Inc.*	7,821	249,177
Take-Two Interactive Software, Inc.*	15,798	599,060
Tangoe, Inc.*	5,240	40,453
TeleNav, Inc.*	6,674	34,037
TiVo, Inc.*	17,737	175,596
TubeMogul, Inc.*	4,162	49,528
Varonis Systems, Inc.*	2,022	48,568
VASCO Data Security International, Inc.* (a)	5,717	93,702
Verint Systems, Inc.*	11,773	390,040
Virnetx Holding Corp.* (a)	9,773	39,092
Workiva, Inc.*	4,162	56,853
Xura, Inc.*	4,514	110,277
Zendesk, Inc.* (a)	15,380	405,724
Zix Corp.*	10,252	38,445
		12,855,636
Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.* (a)	20,334	278,373
Avid Technology, Inc.*	5,742	33,361
CPI Card Group, Inc. (a)	4,412	22,104
Cray, Inc.* (a)	7,624	228,110
Diebold, Inc.	11,315	280,951
Eastman Kodak Co.*	3,132	50,363
Electronics for Imaging, Inc.*	8,908	383,400
Immersion Corp.*	5,905	43,343
Nimble Storage, Inc.*	11,930	94,963
Pure Storage, Inc. "A"*	11,558	125,982
Silicon Graphics International Corp.*	6,646	33,429
Stratasys Ltd.* (a)	9,294	212,740
Super Micro Computer, Inc.*	7,321	181,927
U.S.A. Technologies, Inc.*	6,764	28,882
		1,997,928
Materials 4.5%
Chemicals 2.4%
A. Schulman, Inc.	5,399	131,844
AgroFresh Solutions, Inc.*	4,179	22,190
American Vanguard Corp.	5,194	78,481
Axiall Corp.	13,451	438,637
Balchem Corp.	5,964	355,753
Calgon Carbon Corp.	9,540	125,451
Chase Corp.	1,342	79,272
Chemours Co.	34,734	286,208
Chemtura Corp.*	12,082	318,723
Codexis, Inc.*	6,369	25,667
Ferro Corp.*	15,770	211,003
Flotek Industries, Inc.* (a)	9,707	128,132
FutureFuel Corp.	5,026	54,683
GCP Applied Technologies, Inc.*	13,446	350,134
H.B. Fuller Co.	9,505	418,125
Hawkins, Inc.	1,749	75,924
Ingevity Corp.*	8,074	274,839
Innophos Holdings, Inc.	3,629	153,180
Innospec, Inc.	4,465	205,345
KMG Chemicals, Inc.	1,821	47,328
Koppers Holdings, Inc.*	3,860	118,618
Kraton Performance Polymers, Inc.*	5,587	156,045
Kronos Worldwide, Inc.	3,931	20,638
	Shares	Value ($)

LSB Industries, Inc.*	3,974	48,006
Minerals Technologies, Inc.	6,570	373,176
Olin Corp. (a)	31,390	779,728
Omnova Solutions, Inc.*	8,410	60,972
PolyOne Corp.	15,903	560,422
Quaker Chemical Corp.	2,446	218,183
Rayonier Advanced Materials, Inc.	7,996	108,666
Sensient Technologies Corp.	8,442	599,720
Stepan Co.	3,723	221,630
TerraVia Holdings, Inc.* (a)	15,124	39,625
Trecora Resources*	3,644	38,007
Tredegar Corp.	4,853	78,230
Trinseo SA*	5,442	233,625
Tronox Ltd. "A"	12,203	53,815
Valhi, Inc.	3,392	5,325
		7,495,350
Construction Materials 0.2%
Headwaters, Inc.*	13,935	249,994
Summit Materials, Inc. "A"*	11,944	244,374
U.S. Concrete, Inc.*	2,738	166,772
United States Lime & Minerals, Inc.	377	22,239
		683,379
Containers & Packaging 0.1%
AEP Industries, Inc.	787	63,322
Greif, Inc. "A"	4,850	180,759
Greif, Inc. "B"	1,083	59,294
Multi Packaging Solutions International Ltd.*	4,013	53,574
Myers Industries, Inc.	3,912	56,333
UFP Technologies, Inc.*	1,205	27,161
		440,443
Metals & Mining 1.2%
AK Steel Holding Corp.* (a)	45,397	211,550
Allegheny Technologies, Inc. (a)	20,543	261,923
Ampco-Pittsburgh Corp.	1,572	17,779
Carpenter Technology Corp. (a)	8,711	286,853
Century Aluminum Co.*	9,708	61,452
Cliffs Natural Resources, Inc.* (a)	33,881	192,105
Coeur Mining, Inc.* (a)	28,927	308,362
Commercial Metals Co. (a)	21,853	369,316
Ferroglobe PLC	12,466	107,332
Gold Resource Corp.	9,413	33,793
Handy & Harman Ltd.*	541	14,169
Haynes International, Inc.	2,287	73,367
Hecla Mining Co. (a)	72,231	368,378
Kaiser Aluminum Corp.	3,320	300,161
Materion Corp.	3,824	94,682
Olympic Steel, Inc.	1,750	47,793
Real Industry, Inc.*	5,114	39,736
Ryerson Holding Corp.*	2,002	35,035
Schnitzer Steel Industries, Inc. "A" (a)	5,138	90,429
Stillwater Mining Co.* (a)	23,123	274,239
SunCoke Energy, Inc.	12,267	71,394
TimkenSteel Corp.	7,665	73,737
Worthington Industries, Inc.	8,468	358,196
		3,691,781
Paper & Forest Products 0.6%
Boise Cascade Co.*	7,525	172,699
Clearwater Paper Corp.*	3,221	210,557
Deltic Timber Corp.	2,030	136,274
KapStone Paper & Packaging Corp.	16,400	213,364
Louisiana-Pacific Corp.*	27,274	473,204
	Shares	Value ($)

Neenah Paper, Inc.	3,143	227,459
P.H. Glatfelter Co.	8,123	158,886
Schweitzer-Mauduit International, Inc.	5,702	201,166
		1,793,609
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.7%
8x8, Inc.*	16,547	241,752
ATN International, Inc.	1,999	155,542
Cincinnati Bell, Inc.*	40,160	183,531
Cogent Communications Holdings, Inc. (a)	7,865	315,072
Consolidated Communications Holdings, Inc.	9,295	253,196
FairPoint Communications, Inc.*	4,125	60,555
General Communication, Inc. "A"*	5,492	86,773
Globalstar, Inc.* (a)	70,671	85,512
Hawaiian Telcom Holdco, Inc.*	1,137	24,093
IDT Corp. "B"	3,505	49,736
Inteliquent, Inc.	6,091	121,150
Intelsat SA*	5,077	13,099
Iridium Communications, Inc.* (a)	15,820	140,481
Lumos Networks Corp.*	3,576	43,270
Orbcomm, Inc.* (a)	12,240	121,788
pdvWireless, Inc.* (a)	1,849	39,550
Straight Path Communications, Inc. "B"* (a)	1,867	51,660
Vonage Holdings Corp.*	36,204	220,844
Windstream Holdings, Inc. (a)	18,232	169,011
		2,376,615
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	6,461	57,632
NII Holdings, Inc.*	10,807	34,366
Shenandoah Telecommunications Co.	8,752	341,853
Spok Holdings, Inc.	4,015	76,948
		510,799
Utilities 4.3%
Electric Utilities 1.3%
ALLETE, Inc.	9,430	609,461
El Paso Electric Co.	7,670	362,561
Empire District Electric Co.	8,361	284,023
Genie Energy Ltd. "B"	2,225	15,063
IDACORP, Inc.	9,591	780,228
MGE Energy, Inc.	6,642	375,373
Otter Tail Corp.	7,216	241,664
PNM Resources, Inc.	15,203	538,794
Portland General Electric Co.	16,989	749,555
Spark Energy, Inc. "A"	925	30,571
Unitil Corp.	2,584	110,259
		4,097,552
Gas Utilities 1.4%
Chesapeake Utilities Corp.	2,753	182,194
Delta Natural Gas Co., Inc.	1,291	34,780
New Jersey Resources Corp.	16,286	627,825
Northwest Natural Gas Co.	5,127	332,332
ONE Gas, Inc.	9,883	658,109
South Jersey Industries, Inc.	15,152	479,106
Southwest Gas Corp.	8,986	707,288
Spire, Inc.	8,454	598,881
WGL Holdings, Inc.	9,585	678,522
		4,299,037
	Shares	Value ($)

Independent Power & Renewable Eletricity Producers 0.6%
Atlantic Power Corp.	22,106	54,823
Atlantica Yield PLC	11,165	207,445
Dynegy, Inc.*	22,004	379,349
NRG Yield, Inc. "A"	6,653	101,259
NRG Yield, Inc. "C"	12,073	188,218
Ormat Technologies, Inc. (a)	7,380	322,949
Pattern Energy Group, Inc. (a)	10,942	251,338
Talen Energy Corp.*	16,212	219,673
TerraForm Global, Inc. "A"	17,330	56,496
TerraForm Power, Inc. "A" (a)	16,581	180,733
Vivint Solar, Inc.* (a)	3,705	11,374
		1,973,657
Multi-Utilities 0.6%
Avista Corp.	12,021	538,541
Black Hills Corp.	9,787	616,972
NorthWestern Corp.	9,253	583,587
		1,739,100
Water Utilities 0.4%
American States Water Co.	6,922	303,322
Artesian Resources Corp. "A"	1,483	50,304
California Water Service Group	9,124	318,701
Connecticut Water Service, Inc.	2,021	113,580
Consolidated Water Co., Ltd.	2,624	34,270
Global Water Resources, Inc.	1,555	13,684
Middlesex Water Co.	2,964	128,578
SJW Corp.	3,174	124,992
York Water Co.	2,351	75,326
		1,162,757
Total Common Stocks (Cost $268,232,409)		309,511,671

Rights 0.0%
Health Care 0.0%
Dyax Corp.*	26,416	105,664
Omthera Pharmaceutical, Inc.*	1,167	700
		106,364
	Shares	Value ($)

Telecommunication Services 0.0%
Leap Wireless International, Inc.*	10,664	26,020
Total Rights (Cost $56,195)		132,384

Warrant 0.0%
Health Care
Asterias Biotherapeutics, Expiration Date 9/30/2016* (Cost $212)	372	75

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.5%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.3%**, 9/15/2016 (b) (Cost $1,519,037)	1,520,000	1,519,346

	Shares	Value ($)

Securities Lending Collateral 18.8%
Daily Assets Fund "Capital Shares", 0.51% (c) (d) (Cost $58,985,032)	58,985,032	58,985,032

Cash Equivalents 0.7%
Deutsche Central Cash Management Government Fund, 0.44% (c) (Cost $2,317,977)	2,317,977	2,317,977

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $331,110,862)†	118.5	372,466,485
Other Assets and Liabilities, Net	(18.5)	(58,037,649)
Net Assets	100.0	314,428,836

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $334,881,847. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $37,584,638. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $74,902,640 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $37,318,002.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $57,487,316, which is 18.3% of net assets.

(b) At June 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	USD	9/16/2016	44	5,048,560	(15,455)

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$ 309,494,167	$ —	$ 17,504	$ 309,511,671
Rights (e)	—	—	132,384	132,384
Warrants	75	—	—	75
Government & Agency Obligation	—	1,519,346	—	1,519,346
Short-Term Investments (e)	61,303,009	—	—	61,303,009
Total	$ 370,797,251	$ 1,519,346	$ 149,888	$ 372,466,485
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (f) Futures Contracts	$ (15,455)	$ —	$ —	$ (15,455)
Total	$ (15,455)	$ —	$ —	$ (15,455)

During the period ended June 30, 2016, the amount of transfers between Level 1 and Level 3 was $60,170. The security was halted on the exchange and is valued in accordance with procedures approved by the Board. A significant difference between the value and the price of the security once it resumes trading on the securities exchange could have a material change in the fair value measurement.

Transfers between price levels are recognized at the beginning of the reporting period.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $269,807,853) — including $57,487,316 of securities loaned	$ 311,163,476
Investment in Daily Assets Fund (cost $58,985,032)*	58,985,032
Investment in Deutsche Central Cash Management Government Fund (cost $2,317,977)	2,317,977
Total investments in securities, at value (cost $331,110,862)	372,466,485
Receivable for investments sold	853,012
Receivable for Fund shares sold	12,490
Dividends receivable	395,649
Interest receivable	58,361
Receivable for variation margin on futures contracts	81,401
Other assets	2,648
Total assets	373,870,046
Liabilities
Cash overdraft	56,023
Payable upon return of securities loaned	58,985,032
Payable for investments purchased	1,680
Payable for Fund shares redeemed	122,408
Accrued management fee	67,050
Accrued Trustees' fees	568
Other accrued expenses and payables	208,449
Total liabilities	59,441,210
Net assets, at value	$ 314,428,836
Net Assets Consist of
Undistributed net investment income	2,029,141
Net unrealized appreciation (depreciation) on: Investments	41,355,623
Futures	(15,455)
Accumulated net realized gain (loss)	5,341,808
Paid-in capital	265,717,719
Net assets, at value	$ 314,428,836
Class A Net Asset Value, offering and redemption price per share ($289,703,429 ÷ 20,467,378 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 14.15
Class B Net Asset Value, offering and redemption price per share ($24,725,407 ÷ 1,745,404 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 14.17

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $824)	$ 2,260,333
Interest	1,346
Income distributions — Deutsche Central Cash Management Government Fund	9,064
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	382,517
Total income	2,653,260
Expenses: Management fee	519,212
Administration fee	148,346
Services to shareholders	2,275
Distribution service fee (Class B)	29,316
Record keeping fee (Class B)	704
Custodian fee	28,486
Professional fees	35,868
Reports to shareholders	31,806
Trustees' fees and expenses	7,892
Other	30,685
Total expenses before expense reductions	834,590
Expense reductions	(136,795)
Total expenses after expense reductions	697,795
Net investment income (loss)	1,955,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	8,518,880
Futures	602,401
9,121,281
Change in net unrealized appreciation (depreciation) on: Investments	(4,229,697)
Futures	(24,023)
(4,253,720)
Net gain (loss)	4,867,561
Net increase (decrease) in net assets resulting from operations	$ 6,823,026

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets
Operations: Net investment income (loss)	$ 1,955,465	$ 3,635,014
Net realized gain (loss)	9,121,281	24,218,386
Change in net unrealized appreciation (depreciation)	(4,253,720)	(42,249,963)
Net increase (decrease) in net assets resulting from operations	6,823,026	(14,396,563)
Distributions to shareholders from: Net investment income: Class A	(3,184,888)	(3,110,512)
Class B	(208,194)	(207,762)
Net realized gains: Class A	(22,112,655)	(22,369,227)
Class B	(1,895,800)	(2,011,536)
Total distributions	(27,401,537)	(27,699,037)
Fund share transactions: Class A Proceeds from shares sold	16,482,352	49,290,279
Reinvestment of distributions	25,297,543	25,479,739
Cost of shares redeemed	(17,354,544)	(64,729,233)
Net increase (decrease) in net assets from Class A share transactions	24,425,351	10,040,785
Class B Proceeds from shares sold	833,262	2,682,315
Reinvestment of distributions	2,103,994	2,219,298
Payments for shares redeemed	(1,207,965)	(4,121,214)
Net increase (decrease) in net assets from Class B share transactions	1,729,291	780,399
Increase (decrease) in net assets	5,576,131	(31,274,416)
Net assets at beginning of period	308,852,705	340,127,121
Net assets at end of period (including undistributed net investment income of $2,029,141 and $3,466,758, respectively)	$ 314,428,836	$ 308,852,705
Other Information
Class A Shares outstanding at beginning of period	18,731,185	18,056,351
Shares sold	1,172,576	3,091,413
Shares issued to shareholders in reinvestment of distributions	1,794,152	1,534,924
Shares redeemed	(1,230,535)	(3,951,503)
Net increase (decrease) in Class A shares	1,736,193	674,834
Shares outstanding at end of period	20,467,378	18,731,185
Class B Shares outstanding at beginning of period	1,622,428	1,575,586
Shares sold	59,395	161,371
Shares issued to shareholders in reinvestment of distributions	149,008	133,532
Shares redeemed	(85,427)	(248,061)
Net increase (decrease) in Class B shares	122,976	46,842
Shares outstanding at end of period	1,745,404	1,622,428

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 15.18	$ 17.33	$ 17.69	$ 13.56	$ 11.77	$ 12.41
Income (loss) from investment operations: Net investment income (loss)[a]	.09	.19	.17	.18	.23	.12
Net realized and unrealized gain (loss)	.22	(.87)	.59	4.84	1.67	(.65)
Total from investment operations	.31	(.68)	.76	5.02	1.90	(.53)
Less distributions from: Net investment income	(.17)	(.18)	(.17)	(.26)	(.11)	(.11)
Net realized gains	(1.17)	(1.29)	(.95)	(.63)	(.00)***	—
Total distributions	(1.34)	(1.47)	(1.12)	(.89)	(.11)	(.11)
Net asset value, end of period	$ 14.15	$ 15.18	$ 17.33	$ 17.69	$ 13.56	$ 11.77
Total Return (%)[b]	2.06**	(4.60)	4.74	38.64	16.25	(4.41)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	290	284	313	310	280	256
Ratio of expenses before expense reductions (%)	.54*	.54	.53	.54	.55	.52
Ratio of expenses after expense reductions (%)	.45*	.45	.47	.46	.49	.50
Ratio of net investment income (loss) (%)	1.34*	1.14	1.04	1.14	1.81	.94
Portfolio turnover rate (%)	14**	21	21	13[c]	20	15

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 15.17	$ 17.31	$ 17.68	$ 13.55	$ 11.77	$ 12.40
Income (loss) from investment operations: Net investment income (loss)[a]	.08	.14	.13	.12	.20	.08
Net realized and unrealized gain (loss)	.22	(.86)	.57	4.86	1.66	(.64)
Total from investment operations	.30	(.72)	.70	4.98	1.86	(.56)
Less distributions from: Net investment income	(.13)	(.13)	(.12)	(.22)	(.08)	(.07)
Net realized gains	(1.17)	(1.29)	(.95)	(.63)	(.00)***	—
Total distributions	(1.30)	(1.42)	(1.07)	(.85)	(.08)	(.07)
Net asset value, end of period	$ 14.17	$ 15.17	$ 17.31	$ 17.68	$ 13.55	$ 11.77
Total Return (%)[b]	1.99**	(4.85)	4.47	38.31	15.88	(4.58)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	25	27	26	41	41
Ratio of expenses before expense reductions (%)	.80*	.79	.79	.79	.80	.77
Ratio of expenses after expense reductions (%)	.71*	.71	.72	.70	.74	.75
Ratio of net investment income (loss) (%)	1.08*	.88	.80	.82	1.54	.69
Portfolio turnover rate (%)	14**	21	21	13[c]	20	15

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Small Cap Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2016, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2016 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2016, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $5,049,000 to $12,760,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$ (15,455)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 602,401
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (24,023)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $42,540,023 and $40,726,731, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

For the period from January 1, 2016 through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.45%
Class B	.71%

For the six months ended June 30, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 126,076
Class B	10,719
$ 136,795

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $148,346, of which $25,895 is unpaid.

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2016, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2016
Class B	$ 29,316	$ 5,107

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2016
Class A	$ 547	$ 297
Class B	162	80
	$ 709	$ 377

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,140, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2016, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $33,481.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2016.

F. Ownership of the Fund

At June 30, 2016, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 44% and 14%. At June 30, 2016, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 49% and 11%, respectively.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,020.60	$ 1,019.90
Expenses Paid per $1,000*	$ 2.26	$ 3.57
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,022.63	$ 1,021.33
Expenses Paid per $1,000*	$ 2.26	$ $3.57

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
Deutsche Small Cap Index VIP	.45%	.71%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Small Cap Index VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2015.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

vit-scif-3 (R-028372-5  8/16)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/22/2016